N-2	Aug. 26, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0002107262
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Muzinich Aviation Income Fund (mAIR)
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
These tables are intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
The Fund has received an exemptive order from the SEC that permits the Fund to offer more than one class of Shares. Institutional Class Shares are currently being offered, and Supra Institutional Class and Investor Class Shares are available for future sale. The Fund may offer additional classes of Shares in the future.
Shareholder Transaction Expenses (fees paid directly from your investment):

	Investor Class	Institutional Class	Supra Institutional Class
Sales Load(1)	None	None	None
Maximum Early Repurchase Fee (as a percentage of amount repurchased(2)	2.00%	2.00%	2.00%
1.While neither the Fund nor the Distributor imposes an initial sales charge on Supra Institutional Class Shares, if you buy Supra Institutional Class Shares through certain financial intermediaries, they may directly charge you transaction or other fees in such amounts as they may determine. Please consult your financial intermediary for additional information.
2.Except to the extent the Board otherwise determines, any repurchase of Shares from a shareholder which were held for less than one year (on a first-in, first-out basis) will be subject to an “Early Repurchase Fee” equal to up to 2% of the net asset value of such repurchased Shares. If an Early Repurchase Fee is charged to a shareholder, the amount of such fee will be retained by the Fund.
Annual Fund Operating Expenses (as a percentage of net assets attributable to Shares):

	Investor Class	Institutional Class	Supra Institutional Class
Management Fees(3)	1.25%	1.25%	1.25%
Distribution and Shareholder Servicing Fee	0.75%	0.25%	None
Borrowing Expense(4)	0.00%	0.00%	0.00%
Other Expenses(5)	0.77%	0.77%	0.77%
Total Annual Fund Operating Expenses	2.77%	2.27%	2.02%
Expense Reimbursement(6)	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	2.75%	2.25%	2.00%
3.Pursuant to an investment management agreement (the “Investment Management Agreement”), the Investment Manager receives an annual fee, payable monthly by the Fund, in an amount equal to 1.25% of the Fund’s average daily Managed Assets. “Managed Assets” under the Investment Management Agreement means the total value of all assets of the Fund (including any assets attributable to any leverage that is outstanding), less the amount equal to all accrued debts, liabilities and obligations of the Fund (excluding debts, liabilities and obligations representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares). The management fee percentage calculation assumes that the Fund will not engage in leverage in its initial 12 months of operation.
4.The Fund expects to leverage as part of its principal investment strategies long term. The Fund does not expect to engage in borrowing for investment purposes during its initial 12 months of operation.
5.“Other Expenses” are based on estimated amounts during the first 12 months of operations, assuming the Fund raises $100 million of average net assets during that time.
“Other Expenses” includes 0.14% in capitalized expenditures related to organizational and offering costs, which are not expected to be recurring expenses of the Fund.
6.The Investment Manager has contractually agreed, through September 1, 2027, to waive its management fee or reimburse Fund expenses to the extent that the Fund’s total annual operating expenses (excluding any taxes; fees and interest payments on borrowed funds; fees and expenses, including dividend and interest expenses, associated with the issuance of preferred shares; brokerage commissions and transactional and other investment-related costs and expenses; distribution and shareholder servicing fees (whether paid pursuant to a Rule 12b-1 plan or otherwise); acquired fund fees and expenses (as determined in accordance with SEC Form N-2); dividend expenses on short sales; expenditures which are capitalized in accordance with generally accepted accounting principles (GAAP); and extraordinary or nonroutine expenses, such as expenses incurred in connection with any merger or reorganization with, or the acquisition of all or substantially all of the assets of, another fund, redomiciling the Fund, litigation, potential litigation and indemnification expenses and expenses incurred in the initial registration and offering of Fund shares) exceed 2.00% of the Fund’s average daily net assets (the “Expense Limitation Agreement”). The Expense Limitation Agreement became effective upon the commencement of the Investment Manager’s management of the continuous investment program for the Fund (the “Effective Date”). The Expense Limitation Agreement shall terminate upon the earlier of the termination of the Investment Management Agreement or on the first anniversary date of the Effective Date. Under the Expense Limitation Agreement, the Investment Manager may recoup from the Fund amounts previously waived or reimbursed during the previous three years from the date of the waiver or reimbursement, provided that such amount paid to the Investment Manager will not cause the Fund’s total annual operating expenses to exceed (i) the expense limit in effect at the time the expense was paid or absorbed or (ii) the expense limit in effect at the time of recoupment.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
These tables are intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
The Fund has received an exemptive order from the SEC that permits the Fund to offer more than one class of Shares. Institutional Class Shares are currently being offered, and Supra Institutional Class and Investor Class Shares are available for future sale. The Fund may offer additional classes of Shares in the future.
Shareholder Transaction Expenses (fees paid directly from your investment):

	Investor Class	Institutional Class	Supra Institutional Class
Sales Load(1)	None	None	None
Maximum Early Repurchase Fee (as a percentage of amount repurchased(2)	2.00%	2.00%	2.00%
1.While neither the Fund nor the Distributor imposes an initial sales charge on Supra Institutional Class Shares, if you buy Supra Institutional Class Shares through certain financial intermediaries, they may directly charge you transaction or other fees in such amounts as they may determine. Please consult your financial intermediary for additional information.
2.Except to the extent the Board otherwise determines, any repurchase of Shares from a shareholder which were held for less than one year (on a first-in, first-out basis) will be subject to an “Early Repurchase Fee” equal to up to 2% of the net asset value of such repurchased Shares. If an Early Repurchase Fee is charged to a shareholder, the amount of such fee will be retained by the Fund.
Annual Fund Operating Expenses (as a percentage of net assets attributable to Shares):

	Investor Class	Institutional Class	Supra Institutional Class
Management Fees(3)	1.25%	1.25%	1.25%
Distribution and Shareholder Servicing Fee	0.75%	0.25%	None
Borrowing Expense(4)	0.00%	0.00%	0.00%
Other Expenses(5)	0.77%	0.77%	0.77%
Total Annual Fund Operating Expenses	2.77%	2.27%	2.02%
Expense Reimbursement(6)	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	2.75%	2.25%	2.00%
3.Pursuant to an investment management agreement (the “Investment Management Agreement”), the Investment Manager receives an annual fee, payable monthly by the Fund, in an amount equal to 1.25% of the Fund’s average daily Managed Assets. “Managed Assets” under the Investment Management Agreement means the total value of all assets of the Fund (including any assets attributable to any leverage that is outstanding), less the amount equal to all accrued debts, liabilities and obligations of the Fund (excluding debts, liabilities and obligations representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares). The management fee percentage calculation assumes that the Fund will not engage in leverage in its initial 12 months of operation.
4.The Fund expects to leverage as part of its principal investment strategies long term. The Fund does not expect to engage in borrowing for investment purposes during its initial 12 months of operation.
5.“Other Expenses” are based on estimated amounts during the first 12 months of operations, assuming the Fund raises $100 million of average net assets during that time.
“Other Expenses” includes 0.14% in capitalized expenditures related to organizational and offering costs, which are not expected to be recurring expenses of the Fund.
6.The Investment Manager has contractually agreed, through September 1, 2027, to waive its management fee or reimburse Fund expenses to the extent that the Fund’s total annual operating expenses (excluding any taxes; fees and interest payments on borrowed funds; fees and expenses, including dividend and interest expenses, associated with the issuance of preferred shares; brokerage commissions and transactional and other investment-related costs and expenses; distribution and shareholder servicing fees (whether paid pursuant to a Rule 12b-1 plan or otherwise); acquired fund fees and expenses (as determined in accordance with SEC Form N-2); dividend expenses on short sales; expenditures which are capitalized in accordance with generally accepted accounting principles (GAAP); and extraordinary or nonroutine expenses, such as expenses incurred in connection with any merger or reorganization with, or the acquisition of all or substantially all of the assets of, another fund, redomiciling the Fund, litigation, potential litigation and indemnification expenses and expenses incurred in the initial registration and offering of Fund shares) exceed 2.00% of the Fund’s average daily net assets (the “Expense Limitation Agreement”). The Expense Limitation Agreement became effective upon the commencement of the Investment Manager’s management of the continuous investment program for the Fund (the “Effective Date”). The Expense Limitation Agreement shall terminate upon the earlier of the termination of the Investment Management Agreement or on the first anniversary date of the Effective Date. Under the Expense Limitation Agreement, the Investment Manager may recoup from the Fund amounts previously waived or reimbursed during the previous three years from the date of the waiver or reimbursement, provided that such amount paid to the Investment Manager will not cause the Fund’s total annual operating expenses to exceed (i) the expense limit in effect at the time the expense was paid or absorbed or (ii) the expense limit in effect at the time of recoupment.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Example
The following example illustrates the expenses that you would pay on a $1,000 investment in the Shares, assuming a 5% annual return, assuming you hold your shares and assuming your shares are repurchased in full. The example assumes expenses remain as set forth above and includes the expense limitation for one year in each period. The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.(1)
An investor would pay the following expenses on a $1,000 investment assuming a 5% return:

	1 Year	3 Years	5 Years	10 Years
Supra Institutional Class	$20	$63	$109	$235
Institutional Class	$23	$71	$121	$260
Investor Class	$28	$86	$146	$310
An investor would pay the following expenses, assuming your shares are repurchased at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Supra Institutional Class	$20	$63	$109	$235
Institutional Class	$23	$71	$121	$260
Investor Class	$28	$86	$146	$310
1.The example assumes the estimated “Other Expenses” set forth in the Annual Fund Operating Expenses table are accurate, that the Total Annual Fund Operating Expenses (as described above) remain the same for all periods shown, and that all dividends and distributions are reinvested at NAV. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.
Purpose of Fee Table , Note [Text Block]
These tables are intended to assist investors in understanding the various costs and expenses directly or indirectly associated with investing in the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
The Fund has received an exemptive order from the SEC that permits the Fund to offer more than one class of Shares. Institutional Class Shares are currently being offered, and Supra Institutional Class and Investor Class Shares are available for future sale. The Fund may offer additional classes of Shares in the future.

Basis of Transaction Fees, Note [Text Block]	While neither the Fund nor the Distributor imposes an initial sales charge on Supra Institutional Class Shares, if you buy Supra Institutional Class Shares through certain financial intermediaries, they may directly charge you transaction or other fees in such amounts as they may determine. Please consult your financial intermediary for additional information.
Other Transaction Fees, Note [Text Block]	The Fund expects to leverage as part of its principal investment strategies long term. The Fund does not expect to engage in borrowing for investment purposes during its initial 12 months of operation.
Other Transaction Fees Basis, Note [Text Block]	Except to the extent the Board otherwise determines, any repurchase of Shares from a shareholder which were held for less than one year (on a first-in, first-out basis) will be subject to an “Early Repurchase Fee” equal to up to 2% of the net asset value of such repurchased Shares. If an Early Repurchase Fee is charged to a shareholder, the amount of such fee will be retained by the Fund.
Other Expenses, Note [Text Block]	“Other Expenses” are based on estimated amounts during the first 12 months of operations, assuming the Fund raises $100 million of average net assets during that time.
“Other Expenses” includes 0.14% in capitalized expenditures related to organizational and offering costs, which are not expected to be recurring expenses of the Fund.

Management Fee not based on Net Assets, Note [Text Block]	Pursuant to an investment management agreement (the “Investment Management Agreement”), the Investment Manager receives an annual fee, payable monthly by the Fund, in an amount equal to 1.25% of the Fund’s average daily Managed Assets. “Managed Assets” under the Investment Management Agreement means the total value of all assets of the Fund (including any assets attributable to any leverage that is outstanding), less the amount equal to all accrued debts, liabilities and obligations of the Fund (excluding debts, liabilities and obligations representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares). The management fee percentage calculation assumes that the Fund will not engage in leverage in its initial 12 months of operation.
Financial Highlights [Abstract]
Senior Securities Averaging Method, Note [Text Block]	With respect to senior securities that are stocks, the Fund is required under current law to have an asset coverage of at least 200%, as measured at the time of the issuance of any such shares of preferred stock and calculated as the ratio of the Fund’s total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding shares of preferred stock.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
THE FUND’S INVESTMENT OBJECTIVE AND STRATEGIES
Investment Objective
The Fund seeks to provide total return primarily consisting of current income. There can be no assurance that the Fund will achieve its investment objective. The investment objective of the Fund is not a fundamental policy of the Fund and may be changed by the Board without the vote of a majority (as defined by the 1940 Act) of the Fund’s outstanding Shares.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing primarily in aviation-related debt instruments and securities. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in securities and other investments in Aviation Assets. For purposes of the 80% policy, the Investment Manager considers “Aviation Assets” to include (i) debt secured by and/or used to finance commercial passenger and freighter aircraft and/or aircraft engines and/or other assets primarily used in the aviation industry; (ii) aviation-related corporate debt, including primary and secondary issuances of bonds, loans, securitized debt and trade claims, issued by entities or companies whose business or revenues relate primarily to the production, servicing, operation and use of commercial passenger and freighter aircraft and/or aircraft engines and the provision of passenger, cargo and aviation services, as reasonably determined by the Investment Manager; and (iii) corporate debt and equity securities of issuers whose revenues are primarily derived from, or whose assets are primarily used or invested in, the aviation industry, as reasonably determined by the Investment Manager. The Investment Manager considers the term primarily to mean at least 50% of an issuer’s revenues or assets, respectively.
To pursue its investment objective, the Fund may invest in debt secured by commercial passenger and freighter aircraft and/or aircraft engines including, but not limited to, asset-backed securities, collateralized loan obligations, direct loans and syndicated loans. The Fund also will invest in debt issued by special purpose vehicles that own, finance, and lease commercial passenger and freighter aircraft and/or aircraft engines, and such debt will be secured by aircraft, aircraft engines or parts, or aircraft leases. The Fund will primarily invest in U.S. dollar (USD) denominated Aviation Assets.
The Fund may also invest in aviation-related corporate debt, including primary and secondary issuances of bonds, loans, securitized debt and trade claims, issued by entities or companies whose business or revenues relate primarily to the production, servicing, operation and use of commercial passenger and freighter aircraft and/or aircraft engines and the provision of passenger, cargo, and other aviation services.
The Fund may acquire (or under certain circumstances add to) an instrument of a company that is potentially facing liquidity or solvency issues, subsequently declares bankruptcy or otherwise engages in a bankruptcy-type reorganization.
The Fund may purchase assignments of or participations in, loans made to various issuers, including distressed loans. Such investments may include senior secured, junior secured and mezzanine loans and other secured and unsecured debt that has been originated on a primary basis or that trade on the secondary market. The Fund may invest in commercial loans sourced by the Investment Manager.
The Fund may rely on short-term financings to acquire investments with long-term maturities. Certain of the Fund’s investments may be adjustable rate instruments in which interest rates vary over time, based upon changes in an objective index (e.g., SOFR) which generally reflect short-term interest rates. The interest rates on the Fund’s financings similarly vary with changes in an objective index but may adjust more frequently than the interest rates of the Fund’s investments.
The Fund may pursue its investment strategies directly or indirectly through investments in SPVs, intermediary holding companies or one or more Subsidiaries. Investments held through such entities will be consistent with the types of securities in which the Fund is permitted to invest directly.
Additional Investment Techniques
In addition, the Fund may invest in liquid floating rate instruments, including broadly syndicated corporate loans and bonds, floating rate ABS, CDOs, CLOs, and cash or cash equivalents, including U.S. government securities. For temporary defensive purposes, liquidity management, or in connection with implementing changes in its asset allocation, the Fund may hold a substantially higher amount of liquid investments, including cash and cash equivalents.
The Fund may invest in securities of other registered investment companies, including mutual funds, ETFs, and closed-end funds, and including investment companies for which the Investment Manager or an affiliate is an investment adviser, which have investment policies consistent with those of the Fund. Investments in other investment companies that, similar to the Fund, have a policy to invest at least 80% of their assets in the aviation industry or in any Aviation Assets are considered Aviation Assets for purposes of the Fund’s 80% Policy. To the extent that the Fund invests in derivatives or other instruments whose exposure is tied to Aviation Assets, such investments will be qualifying assets for purposes of the 80% Policy.
The Fund is permitted to change its investment objective or 80% Policy without a shareholder vote upon at least sixty days prior notice to shareholders provided the Fund conducts a repurchase offer to allow shareholders to redeem shares in advance of the policy change.
Portfolio Construction and Characteristics
The Fund expects, under normal circumstances, to allocate not more than 75% of its Managed Assets in Aviation-Backed Debt and not more than 45% of its Managed Assets in Leased Aircraft Assets. The allocation between these and other Aviation Assets may fluctuate significantly depending upon various factors, including market and economic conditions, availability of investment opportunities, and fund subscription and repurchase activity.
To the extent consistent with the liquidity requirements applicable to interval funds under Rule 23c-3 under the 1940 Act, the Fund may invest without limit in illiquid securities.
There are no minimum rating requirements for the Fund’s investments. Although the Investment Manager considers ratings assigned by ratings agencies in selecting investments, it relies principally on its own research and investment analysis. Individual holdings may be of any rating, including ratings below investment grade or of “junk” rating from Moody’s, Standard & Poor’s, or Fitch (below Baa3 or BBB-), or as deemed equivalent by the Investment Manager, but they may also be only privately rated or unrated without limitation. Below investment grade debt securities are typically referred to as “high yield” or “junk” bonds or securities.
Although the Fund will typically not purchase instruments that are already in default, though it may purchase stressed assets or assets issued in pursuit of a reorganization, the Fund may continue to hold investments after a default. There is no limit on the amount of defaulted securities or post-reorganization instruments the Fund may hold. Because the Fund may invest in below investment grade securities and instruments or unrated securities and instruments without limit, the Fund’s investments should be considered speculative.
The Fund’s Aviation Assets and other investments include bonds, notes, syndicated loans, private secured loans or ABS, and may include various direct or indirect exposure to equity. Investments may be unsecured or backed by receivables or other assets. ABS are securities created by the pooling of various income-generating assets (like aviation leases or syndicated loans) and selling slices of those pooled cash flows to investors as bonds or notes, offering returns from the underlying payments. The process, called securitization, turns illiquid debts into more tradable securities, often structured into tranches with different risk/reward profiles. Such securities are often referred to as structured finance products. Syndicated loans (which may be commonly referred to as “floating rate loans”) are another form of financing for corporations and are typically (1) secured by specific collateral or assets of the issuer or borrower, (2) will have claims senior to those of other parties who hold unsecured instruments, and (3) will feature interest rates that adjust or “float” periodically (generally with reference to a base lending rate such as Secured Overnight Financing Rate (“SOFR”), plus a premium). The Investment Manager also considers the potential future liquidity of an issuer’s bonds, notes, or loans.
There is no limit on the duration or maturity of any security the Fund purchases; however, the Investment Manager generally targets Aviation Assets maturing in five to 15 years and may sell or harvest investments opportunistically before maturity. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Aviation-Backed Debt may be fixed or floating rate, and typically matures in 10 years or less, though the weighted average life of any debt may be considerably shorter due to amortization payments. It is anticipated that in most parts of the investment cycle, most loans will amortize. Leased Aircraft Assets will typically mature in six to eight years but may be of any length. Holding periods typically span three to four years before assets are sold with leases attached.
Leased Aircraft Assets
The Fund invests in Leased Aircraft Assets secured by aircraft and engine types and models that the Investment Manager believes will remain in high demand by airlines globally. Typically, the Fund’s investments in Leased Aircraft Assets will be made through SPVs or other forms of aircraft-owning entities, which will borrow money for the purposes of such investments. Within its portfolio of Leased Aircraft Assets, the Fund will target an average lease rate factor in excess of 0.75% and will primarily invest in aircraft and engines that are less than ten years old at the time of investment. “Lease rate factor” is defined as the quotient of monthly lease rental revenue divided by the aircraft’s or engine’s purchase price.
The Fund will target Leased Aircraft Assets secured by aircraft and engines that are registered in a jurisdiction that has ratified the Cape Town Convention on International Interests in Mobile Equipment, an international treaty which created a uniform international legal framework that allows lenders and owners to register and enforce security interests in high-value mobile assets such as aircraft across different countries with such security interest being recognized locally in the various jurisdictions. The Fund may also invest in Leased Aircraft Assets that are registered in other jurisdictions if the Investment Manager has received legal advice that the relevant jurisdiction provides acceptable mechanisms for the SPV as owner and lessor of the Leased Aircraft Asset to repossess an aircraft or engine securing a defaulted debt obligation. In such scenario, if it is determined that the lease with the operator of the Leased Aircraft Asset cannot be satisfactorily restructured, the SPV can seek to enforce its security interest in the Leased Aircraft Asset and repossess, at which point the Leased Aircraft Asset can be leased to another operator or sold.
Aviation-Backed Debt
The Fund’s investments in Aviation-Backed Debt include debt secured by aircraft and engine types and models the Investment Manager believes will remain in high demand by airlines globally and which are therefore resalable or re-leasable. Aircraft, owned by both airlines and operating lessors, will be typically operated by Tier 1 and 2 global airlines. Tier 1 global airlines are defined as airlines that board more than 25 million passengers per year. Tier 2 global airlines are defined as airlines that board between 10 million and 25 million passengers per year.
The Fund’s investments in Aviation-Backed Debt include primarily senior secured instruments such as the most senior tranches of aviation-related ABS and enhanced equipment trust certificates, as well as private secured loans to airlines and/or leasing companies (“EETCs”). Typically, the Fund’s investments in Aviation-Backed Debt will be made through syndicated loans, private secured loans, ABS, CLOs, and instruments (including subordinated instruments) relating to warehouse arrangements for structured products, and any other similar instruments or structured finance products.
EETCs are typically issued by specially-created trusts established by airlines, the proceeds of which are used to purchase equipment, such as airplanes or other equipment, which in turn serve as collateral for the related issue of the EETCs. The equipment generally is leased by the airline, which makes rental payments to provide the projected cash flow for payments to EETC holders. Holders of EETCs must look to the collateral securing the certificates, typically together with a guarantee provided by the lessee corporation or its parent company for the payment of lease obligations, in the case of default in the payment of principal and interest on the EETCs.
Upon acquisition, each Aviation-Backed Debt investment will have a loan-to-value ratio of no more than 80%. Loan-to-value ratio means the loan amount compared to the value of the assets or collateral securing the loan. A lower ratio indicates lower risk.
Other Investments
The Fund’s investments in the types of securities and other investments described in this Prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this Prospectus. The Fund may also invest in securities and other investments not described in this Prospectus.
Intermediary Vehicles, SPVs, and Subsidiaries
Intermediary Vehicles and SPVs
A substantial portion of the Fund’s Aviation-Backed Debt and Leased Assets may be issued by special purpose vehicles (SPVs) or other intermediary vehicles. Such entities are expected to be primarily organized as bankruptcy remote SPVs under the laws of Ireland that are designed to be taxed pursuant to Section 110 of the Irish Taxes Consolidation Act, but may be organized in other jurisdictions that afford similar benefits and protections to investors. Leased Assets may also be held through an Irish incorporated parent holding company owning one or more operating companies that engage in aircraft leasing and management of aircraft. To the extent that underlying Aviation Assets are those of U.S.-based carriers, such assets may be held through U.S. domiciled bankruptcy remote SPVs or LLCs. Debt securities in which the Fund may invest may be issued by SPVs or intermediary vehicles. The Fund may hold all or a portion of the debt interests in such vehicles. The residual equity interest of Irish domiciled SPVs and similarly structured SPVs in other jurisdictions are held by unaffiliated third parties.
SPVs in the aviation industry, such as Irish domiciled SPVs and similar vehicles, are structured to own, finance, and lease commercial passenger and freighter aircraft and/or aircraft engines. The SPV structure serves as a centralized vehicle for issuing debt securities, providing loan and lease servicing, and managing collateral. Such entities are not investment companies because they do not hold themselves out as investing, re-investing or trading in securities, and do not acquire or hold investment securities (as defined in the 1940 Act) having a value exceeding 40% of assets. The bankruptcy remote structure is intended to protect investors in the event of bankruptcy of the borrower. The loans financed through the SPV structure are negotiated through a competitive bidding process. The Investment Manager will evaluate the underlying loans, leases or other assets held by such vehicles, as well as the fee structure, as part of its investment process. The Investment Manager seeks to mitigate the risk of these structures by analyzing, among other factors, the corporate separateness of entity (bankruptcy remoteness), adherence to corporate formalities, quality of the collateral, transparency of cash flows, and quality and reputation of service providers to such vehicles. See “Investment Process.”
SPVs and other intermediary vehicles are subject to their own expenses including, but not limited to, organizational expenses, legal and auditing expense, collateral manager fees, loan or lease servicing fees, fees and expenses in pursuing remedies upon the event of default of underlying loans, leases or other assets, and litigation expenses. Service providers that may be engaged by such vehicles may include, among others, legal counsel, auditors, collateral managers and loan or lease servicers. Interests in SPVs are typically offered in private placements pursuant to exemptions from registration under the Securities Act of 1933 to institutional investors, high net worth investors and, in certain cases, registered investment companies and business development companies. The Fund may be the sole debt investor in such entities or it may invest alongside other clients of the Investment Manager or other unaffiliated investors. The conditions of the Co-Investing Relief will apply to all investments with affiliated entities. See “Risks of the Fund—Co-Investment Risk.”
The Fund expects to invest in debt securities of SPVs and does not expect to have control rights with respect to such SPVs in which it intends to invest. In addition, the Fund does not expect to enter into transactions with such SPVs whereby the Fund contributes substantially all of the assets to such SPVs such as receivables, aircraft, leases, collateral or collateral rights. As a result, SPVs in which the Fund intends to invest are not expected to be consolidated for financial reporting purposes or treated as Subsidiaries (as defined below) for the purpose of complying with various provisions of the 1940 Act. To the extent that the Fund invests in SPVs with different characteristics in the future, the treatment of the assets, liabilities and obligations of such entities will be analyzed on a case-by-case basis under applicable law and, in appropriate circumstances, such entities will be consolidated for financial reporting purposes to the extent required by GAAP and will be treated as Subsidiaries as described below for 1940 Act purposes. The Fund will treat as a Subsidiary (as defined below) any SPV that engages in investment activities in securities or other assets (i) that is primarily controlled by the Fund, or (ii) substantially all of whose assets have been (or would be) contributed directly or indirectly by the Fund.
The Fund will be subject to the risks of the underlying assets held by the SPVs as well as structural risks of SPVs or other intermediary vehicles including subordination as to interest and principal payments to higher ranking tranches of the SPV. See “Risks of the Fund—Structure of Investments Risk.”
Subsidiaries
The Fund may pursue its investment strategies either directly or indirectly through one or more subsidiaries (each, a “Subsidiary,” and together, the “Subsidiaries”). The Fund may form one or more wholly owned Subsidiaries in one or more jurisdictions when the Investment Manager determines it is desirable to do so for corporate, tax or other purposes including to facilitate compliance with the tests applicable to qualify as a regulated investment company under the Code. When formed for such tax purposes, such Subsidiaries are expected to be treated as a corporation for U.S. federal income tax purposes. The Fund will be the sole shareholder of any Subsidiary, and it is currently expected that shares of any Subsidiary will not be sold or offered to other investors. The term Subsidiary includes entities that are primarily controlled by the Fund within the meaning of Section 2(a)(9) of the Act and where the Fund’s control is greater than any other person. The Fund will treat as a Subsidiary any SPV that engages in investment activities in securities or other assets (i) that is primarily controlled by the Fund, or (ii) substantially all of whose assets have been (or would be) contributed directly or indirectly by the Fund.
The Subsidiaries will not be registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or any jurisdiction in which a Subsidiary is formed could result in the inability of the Fund or the Subsidiaries to operate as described in this Prospectus and the SAI, and could adversely affect the Fund. The Board has oversight responsibility for the Fund’s investment activities, including the Fund’s investments in any Subsidiary, and the Fund’s role as the sole shareholder of any Subsidiary. The Fund will aggregate its direct investments and its investments held through Subsidiaries for purposes of complying with the provisions of the 1940 Act including with respect to capital structure, leverage and portfolio investments.
The assets of any Subsidiaries and the Fund’s assets taken as a whole, will be subject to the same investment restrictions and limitations, and the Subsidiary will be subject to the same compliance policies and procedures as the Fund. As a result, investments held through a Subsidiary will be considered in determining compliance with the investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, affiliated transactions and the timing and method of the valuation of any Subsidiary’s portfolio investments.
Subsidiaries will comply with custody, governance and other regulatory provisions or interpretations of the SEC and their jurisdiction of organization as are in effect at the time of their formation. See “Subsidiaries” at page 11 of the SAI. See also “Risks of the Fund—Subsidiary Risk.”
Leverage
The Fund may use leverage as and to the extent permitted by the 1940 Act. The Fund is permitted to obtain leverage using any form of financial leverage instruments, including funds borrowed from banks or other financial institutions, credit facilities, margin facilities, notes or preferred stock and leverage attributable to reverse repurchase agreements or similar transactions. The Fund is authorized to borrow money in connection with its investment activities, to satisfy repurchase requests from shareholders, and to otherwise provide the Fund with temporary liquidity. The Fund may enter into a revolving credit facility or other type of borrowing for the purpose of investment purchases and liquidity measures, subject to the limitations of the 1940 Act for borrowings. Such borrowings may be secured by all or a portion of the assets held by the Fund. Credit facilities or other borrowings are expected to include customary covenants that, among other things, limit the Fund’s ability to incur additional debt, change certain of its investment policies and engage in certain transactions, including mergers and consolidations, require asset coverage ratios in addition to those required by the 1940 Act, and have the effect of limiting the Fund’s ability to pay distributions in certain circumstances.
The Fund may choose to increase or decrease, or eliminate entirely, its use of leverage over time and from time to time based on the Investment Manager’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. By using leverage, the Fund seeks to obtain a higher return for its shareholders than if the Fund did not use leverage. Leveraging is a speculative technique and there are special risks and costs involved. There can be no assurance that a leveraging strategy will be used or that it will be successful during any period in which it is employed.
Investment Process
First, the Investment Manager determines target asset allocations for the Fund, taking into account the attributes of the Fund’s pipeline of less liquid transactions and the Fund’s needs for more liquid holdings which could be used to satisfy investor requests for share repurchases. The Investment Manager makes the final allocation decision regarding the approximate percentage of the Fund that will be invested in each type of Aviation Asset and in each type of permitted liquid holding after comparing the potential risk and return posed by different investment opportunities across the credit quality, yield, and duration spectrum. The Investment Manager also considers the timing and reliability of settlement procedures for each type of fund investment to enable the Fund to manage cashflows.
The Investment Manager selects debt instruments for the Fund’s portfolio by integrating company-specific and transaction-specific quantitative and qualitative factors with its broader economic outlook. This process relies on bottom-up fundamental analysis, considering managerial strength, commitment to debt repayment, anticipated cash flow, debt maturity schedules, borrowing requirements, use of proceeds, asset coverage, and earnings prospects. The Investment Manager also assesses the issuer’s industry outlook and competitive position, alongside factors such as legislation, regulation, litigation, transparency, market perspective, and environmental, social, and governance (ESG) risks. The potential future liquidity of an issuer’s debt and the protections provided to lenders within the documentation governing bonds, syndicated loans, private secured loans, ABS, or structured product issuances are also evaluated to inform the Investment Manager’s security selection process.
In line with the Investment Manager’s commitment to fundamental, bottom-up credit analysis across the portfolio, when evaluating Aviation Assets, the Investment Manager considers the financial strength and creditworthiness of airlines or leasing companies, using both quantitative metrics (profitability, liquidity, leverage, coverage ratios) and qualitative assessments (business model, network quality, ownership support, operating jurisdiction). The Investment Manager also assesses aircraft type, age, liquidity, operator base, maintenance condition, historical and forecasted valuations, and expected depreciation. The Investment Manager reviews loan-to-value levels, amortization, covenants, collateral packages, security assignments, cash-flow waterfalls, and recourse provisions.
With respect to Leased Aircraft Assets, the Investment Manager will evaluate the credit risk associated with prospective operators/lessees and their respective ability to properly maintain the aircraft and comply with all the provisions incorporated in the lease. In addition to the Investment Manager’s independent assessment of the lessee’s credit standing using public information, data provided by the operator, financial institutions, industry periodicals, trade references, and/or regulatory authorities, the Investment Manager will utilize, when it deems appropriate and practicable, credit and rating agency reports and/or research reports published by investment banks to get a better understanding of the operator’s financial condition and viability. On the basis of such review, the Investment Manager will assess the credit rating of the operator and weigh that credit evaluation against the asset risk, the lease rate, and the lease structure, in determining whether the operator meets the Investment Manager’s criteria.
The Investment Manager’s analysis is supported by proprietary credit models; monthly aircraft utilization and maintenance data; dedicated aircraft maintenance and surveillance software; and direct information flows from airlines, Original Equipment Manufacturers (“OEMs”) (e.g., Airbus, Boeing), maintenance, repair, and overhaul servicers, banks, leasing companies, and introducers (legal firms, accountancies, corporate finance advisers). The Investment Manager maintains long-standing relationships with more than 100 airlines and 50 leasing companies, major OEMs, financial institutions, and global aviation banks, allowing it to source typically 10-15 transactions per month across the capital structure, including senior secured debt, SLBs, and acquisitions from leasing companies seeking liquidity or addressing balance sheet constraints.
When selecting investments, the Investment Manager considers contracted lease or debt cash flows; the strength of the underlying aircraft collateral (i.e., resalable, in-demand aircraft types such as A320neo or 737 MAX families); the attractiveness of risk-adjusted yield relative to credit, asset, and structural protections; the borrower’s financial strength; whether the investment is subject to the jurisdiction of courts likely to enforce lender claims in a timely fashion (or at all) in the event of nonpayment; the robustness of an aircraft’s maintenance and technical profiles; the visibility of a clear exit strategy (e.g., long remaining lease term or strong secondary market demand).
The Investment Manager actively monitors each investment and considers a variety of factors when exiting a position, including the sale of aircraft with three or more years of remaining lease term; maximizing exit proceeds; opportunistic secondary loan sales when spreads tighten or banks reduce exposure; early lease terminations and transitions to stronger airlines, where beneficial; and part-out sales where economically optimal late in an aircraft’s life.
The Fund is actively managed, and it may sell a holding when it has already met or no longer meets the Investment Manager’s expectations, no longer offers compelling relative value, shows deteriorating fundamentals, or if its fundamentals fall short of the Investment Manager’s expectations. While trading securities frequently may lead to high portfolio turnover, the corresponding adverse tax consequences of high portfolio turnover are not a primary consideration in the Investment Manager’s decisions. The Fund may also sell holdings as a result of a change in the top-down tactical asset allocation.
By applying a bottom-up fundamental analysis/evaluation of potential investment opportunities and existing investments, the Investment Manager seeks to reduce the risk of default by the issuers of the investments in the portfolio. Active turnover is anticipated, reflecting ongoing opportunities in the sale-leaseback (“SLB”) market, leasing-company asset sales, and secondary loan trading. SLBs are financial transactions in which one party sells an asset and simultaneously signs a long-term lease to retain use of the asset.
ESG Considerations
The Investment Manager incorporates ESG (Environmental, Social, and Governance) factors into the evaluation of investments in Aviation Assets when relevant, particularly through counterparty credit assessments (e.g., governance quality, litigation risk, operational safety, and jurisdictional factors). The Investment Manager also considers environmental characteristics related to aircraft efficiency, technology generation, and maintenance practices. The Investment Manager prioritizes fuel-efficient aircraft types that, in the Investment Manager’s view, will be in high demand and easily resold, which generally exhibit more stable valuations and lower environmental impact relative to older technology aircraft.
ESG issues are among many factors the Investment Manager considers in its credit evaluation processes in seeking to identify risks posed to investments and is not the exclusive basis for portfolio selection. The Investment Manager defines ESG factors as investment factors measured in non-financial terms (and not included on balance sheets) but which may be or become material to financial performance. The types of ESG factors that the Investment Manager believes can impact financial risks derive from, among other issues: changes to regulations, changes to consumer preferences, technology advancements, physical or transitional climate impacts, litigation risks, efficiency, brand value, innovation, market disruption/obsolescence, respect for human rights, anti-corruption, anti-bribery matters, and social license to operate. An investment may be excluded or rejected where the Investment Manager believes those factors imply heightened risk or decreased liquidity of an investment and/or other negative financial impacts.
The Investment Manager believes that ESG risks can have a material impact on the profitability, liquidity, financial profile and reputation of an investment and consequently on its return. The Investment Manager considers the potential materiality of ESG risks alongside financial metrics as part of its research and investment process and assesses ESG issues and potential materiality on a case-by-case basis based on available ESG data and other relevant investment considerations.
To assess the potential financial implications of ESG risks, the Investment Manager may integrate ESG research into its bottom-up credit analysis, utilize third-party ESG data providers, and engage directly with issuers regarding their ESG-related practices. Third-party resources used by the Investment Manager include Sustainalytics for ESG risk management data and Institutional Shareholder Services (ISS) for climate-related data. The Investment Manager may consider information from credit rating agencies (e.g., Moody’s, Fitch, and S&P), collaborative industry groups, and non-governmental organizations (e.g., Science-based Targets Initiative (SBTi) and the Transition Pathways Initiative (TPI).)
As a result of this ESG-integrated approach, investments may be excluded or rejected if the Investment Manager believes ESG factors imply heightened risk or decreased liquidity of an investment and/or other negative financial impacts. The Fund does not operate as an ESG-themed strategy, and ESG considerations are applied in a risk-based, credit-integrated manner rather than as exclusionary or thematic screens. Investments do not have to satisfy any particular ESG criteria to be selected for inclusion in the portfolio and whether or not to exclude an investment based on ESG factors is a subjective determination.

Effects of Leverage [Text Block]
Use of Leverage
The Fund may use leverage in an effort to increase its returns, subject to the restrictions of the 1940 Act. The Fund is permitted to obtain leverage using any form of financial leverage instruments, including funds borrowed from banks or other financial institutions, credit facilities, margin facilities, notes or preferred stock and leverage attributable to reverse repurchase agreements or similar transactions. The Fund is authorized to borrow money in connection with its investment activities, to satisfy repurchase requests from Fund shareholders, and to otherwise provide the Fund with temporary liquidity. The Fund expects to engage in leverage through borrowings, reverse repurchase agreements or similar financing agreements.
The Fund may choose to increase or decrease, or eliminate entirely, its use of leverage over time and from time to time based on the Investment Manager’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. By using leverage, the Fund seeks to obtain a higher return for its shareholders than if the Fund did not use leverage. Leveraging is a speculative technique and there are special risks and costs involved. There can be no assurance that a leveraging strategy will be used or that it will be successful during any period in which it is employed.
Certain types of leverage the Fund may use may result in the Fund being subject to covenants relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by one or more lenders or by guidelines of one or more rating agencies, which may issue ratings for any short-term debt securities or preferred shares issued by the Fund. The terms of any borrowings or rating agency guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. The Investment Manager does not believe that these covenants or guidelines will impede it from managing the Fund’s portfolio in accordance with its investment objective and policies if the Fund were to utilize leverage.
With respect to senior securities representing indebtedness, other than temporary borrowings as defined under the 1940 Act, the Fund is required under current law to have an asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of the Fund’s total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of the Fund’s outstanding senior securities representing indebtedness. With respect to senior securities that are stocks, the Fund is required under current law to have an asset coverage of at least 200%, as measured at the time of the issuance of any such shares of preferred stock and calculated as the ratio of the Fund’s total assets (less all liabilities and indebtedness not represented by senior securities) over the aggregate amount of our outstanding senior securities representing indebtedness plus the aggregate liquidation preference of any outstanding shares of preferred stock.

Effects of Leverage, Purpose [Text Block]	The Fund may use leverage in an effort to increase its returns, subject to the restrictions of the 1940 Act. The Fund is permitted to obtain leverage using any form of financial leverage instruments, including funds borrowed from banks or other financial institutions, credit facilities, margin facilities, notes or preferred stock and leverage attributable to reverse repurchase agreements or similar transactions. The Fund is authorized to borrow money in connection with its investment activities, to satisfy repurchase requests from Fund shareholders, and to otherwise provide the Fund with temporary liquidity. The Fund expects to engage in leverage through borrowings, reverse repurchase agreements or similar financing agreements.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF CAPITAL STRUCTURE AND SHARES
The following is a brief description of the capital structure of the Fund. This description does not purport to be complete and is subject to and qualified in its entirety by reference to the Declaration of Trust and the Fund’s Bylaws, as amended and restated through the date hereof (the “Bylaws”). The Declaration of Trust and Bylaws are on file with the SEC as an exhibit to the Fund’s registration statement, of which this Prospectus is a part.
The Fund is a statutory trust established under the laws of State of Delaware on January 12, 2026. The Declaration of Trust provides that the Trustees of the Fund may authorize separate classes of shares of beneficial interest.
Shares
The Declaration of Trust authorizes the issuance of an unlimited number of Shares. Shares will be issued with no par value per share. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses,” above. See also “The Distributor and the Distribution and Shareholder Service Plan,” above.
Fund shareholders will be entitled to the payment of dividends and other distributions when, as and if declared by the Board. All Shares have equal rights to the payment of dividends and the distribution of assets upon liquidation. Shares will, when issued, be fully paid and non-assessable, and will have no preemptive rights, rights to cumulative voting or, unless authorized by the Trustees, conversion rights. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities, and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the Fund’s shareholders.
The Fund does not intend to hold annual meetings of shareholders. If the Fund does hold a meeting of shareholders, Shares of the Fund entitle their holders to one vote for each share held and a proportionate fractional vote for each fractional share held.
Shares are not, and are not expected to be, listed for trading on any national securities exchange nor is there expected to be any secondary trading market in the Shares.

Security Title [Text Block]	preferred stock
Risk Lose Money [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	It is possible that investing in the Fund may result in a loss of some or all of the amount invested.
Financial Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Financial Risks. The aviation industry faces financial risks driven by thin net margins making carriers highly vulnerable to external shocks including fuel price volatility, supply chain disruptions, labor strikes and shortages, an environmental and geopolitical exposure. Additionally, the aviation industry is highly capital intensive with high debt-to-equity ratio. As a result, high or rising interest rates can increase the cost of financing new aircraft and servicing heavy debt loads. The aviation industry is technology intensive and is susceptible to system failures, and ransomware or other attacks can result in severe business interruption costs and heavy technology expenditures. In addition, the aviation industry is highly cyclical – because air travel is a discretionary expense, leisure and premium business travel may drop sharply due to adverse macroeconomic events or economic downturns or recessions. The aviation industry is also subject to intense competition and to periods of overcapacity, which places downward pressure on net margins.

Global Market Volatility And Geopolitical Developments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Global Market Volatility and Geopolitical Developments. The aviation industry is highly sensitive to changes in global developments, and significant economic or political developments, such as change to U.S. trade policy: the effects of terrorism; armed hostilities and war, including any future terrorist attacks or armed hostilities (or escalation of existing conflicts); outbreaks of epidemic diseases or occurrences of natural disasters; and continued political and economic uncertainties could have a material adverse effect on the airline industry and on world financial markets generally. For example, the aviation industry suffered significant losses as a result of the COVID-19 pandemic which had an unprecedented impact on traffic demand, global airline revenues and the number of aircraft in storage. These losses resulted in significant government support being provided to airlines globally in the form of loans, employee support and equity infusions. The support was not universal and many airlines entered restructurings including Avianca, LATAM, as well as Norwegian and Virgin Australia. The impact of COVID-19 cannot be overestimated and some airlines are still working through its long-term effects.
The aviation industry similarly suffered significant losses as a result of deteriorating international economic conditions during global financial crisis such as in 2008 – and it may again do so in the future. Many airlines announced reductions in capacity, services and employee workforce in response to industry-wide reductions in passenger demands and yields as a result of economic downturns. Airlines involved in reorganizations typically undertake substantial fare discounting to maintain cash flows and to encourage continued customer loyalty. Bankruptcies, reductions in capacity, labor strikes and slowdowns and reduced demand generally have led to the grounding of significant numbers of aircraft and the negotiated reduction of aircraft lease rental rates which has had the effect of depressing aircraft market values. The permanent or near permanent grounding of aircraft, if concentrated among one or a few aircraft models, may also depress the market values of those aircraft models. Reorganizations or liquidations by airlines often lead to the rejection of aircraft leases or the abandonment of aircraft by airlines which would then exacerbate the already depressed aircraft values.

Effect Of War Or Armed Hostilities And Terrorist Attacks Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Effect of War or Armed Hostilities and Terrorist Attacks. War or armed hostilities including the recent US-Iran conflict, or the fear of such events, could reasonably be expected to exacerbate many of the economic problems experienced by the airline industry. In addition, terrorist attacks and attempts have negatively affected the airline industry and fears about future terrorist attacks or other substantial events could continue to negatively affect the airline industry in a variety of ways, including, without limitation: (i) higher costs to the airlines due to the increased security measures and other compliance with new regulatory enactments; (ii) losses in passenger revenue due to terrorism concerns and the inconvenience of additional security measures; (iii) significantly higher costs of insurance coverage for future claims caused by acts of war, terrorism, sabotage, hijacking and other similar perils, and uncertainty as to the extent to which such insurance will continue to be available; and (iv) possible lost revenue stemming from aircraft grounded as a result of terrorists attacks, the economic slowdown, forced shutdowns due to government actions and airline reorganizations. Additional potential problems include increased security restrictions on air travel within the United States and elsewhere, increased airline costs for and restricted availability of aircraft insurance and fuel, enhanced security measures, a decline in passenger demand for air travel, increased difficulties in acquiring war risk and other insurance at reasonable costs, and additional lessee restructurings. Should these risks come to pass, there can be no guarantee that the government of the United States or any other country will take action to assist the aviation industry. The aviation industry may also be adversely impacted by travel bans that were recently implemented in some countries.

Cyber-Attacks May Negatively Affect The Lessees And The Airline Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cyber-attacks May Negatively Affect the Lessees and the Airline Industry. Cyber-attacks on information technology systems that affect the operations of the lessees, the operation of the aircraft and their systems or the airline industry generally, including attacks that affect the lessees, the computer systems of the aircraft, a service provider or airline industry service providers such as global distribution systems, online reservation and credit card processing facilities for on-line ticket sales, and navigation and air traffic control systems, could have a material adverse effect on the aircraft industry, lessees’ operations or public confidence in the safety and security of air travel, and in turn may negatively affect lessees’ financial condition, liquidity and ability to meet their rental or other lease payment obligations or obtain the types and amounts of insurance required by the applicable leases (which may in turn lead to aircraft groundings), or a material adverse effect on the services provided by service providers. The impact of such instances may result in lease restructurings and aircraft repossessions, increase the SPV or the Fund’s cost of re-leasing or selling the aircraft, impair the Fund’s ability to re-lease the aircraft or lease the aircraft on a timely basis and/or at favorable rates and reduce the value received for the aircraft upon any disposition.

Fuel Cost Volatility Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Fuel Cost Volatility Risk. Fuel costs represent a major expense to aircraft operators. Fuel prices fluctuate widely depending primarily on international market conditions, geopolitical and environmental events, regulatory changes including those related to greenhouse emissions, and currency exchange rates. Significant fuel price increases would materially affect the operating results and profitability of aircraft operators and have a significant impact on airline profitability. Long- or short-term fluctuations may (i) affect the ability of operators and airlines to make rental and other lease payments; (ii) result in lease restructurings and aircraft repossessions; (iii) increase the costs of servicing and marketing the aircraft; (iv) impair the Fund’s ability to re-market or otherwise dispose of the aircraft on a timely basis and/or at favorable terms; (v) reduce the value received for the aircraft upon any disposition; and (vi) reduce the proceeds received for the aircraft upon any disposition.
In addition, airlines may not be able to manage the risk of higher fuel prices by appropriately hedging their exposure to fuel price fluctuations. During periods of depressed fuel prices, airlines which have put fuel hedging in place may incur higher fuel costs compared to competing airlines which have unhedged fuel positions, resulting in a higher cost base, which may result in financial losses. Swift movements in fuel prices when airlines have hedged their fuel costs can adversely affect profitability and liquidity as airlines are required to post cash collateral under hedge agreements.
A prolonged period of high or volatile fuel prices will exacerbate these effects on airlines, which may negatively impact a lessee’s ability to make timely lease rental payments to the Fund and the Fund’s ability to enter into new leases. For example, recently, aircraft fuel prices increased in March 2026 following U.S. and Israeli strikes on Iran and retaliatory strikes by Iran which resulted in damage to critical energy infrastructure in the Middle East and the de facto closure of the Strait of Hormuz. Prolonged or escalating conflict in Iran and the Middle East could further disrupt global energy markets and cause sustained increases in aircraft fuel prices and reduce fuel availability.

Environmental, Greenhouse Emission And Noise Regulatory Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Environmental, Greenhouse Emission and Noise Regulatory Risk. Material costs and liabilities relating to environmental requirements and liabilities may negatively affect the airline industry. Commercial aircraft operations are subject to comprehensive federal, state, local and foreign environmental, health and safety laws and regulations relating to the protection of the environment including the discharge of gases and other materials into the air, water and ground, the generation, storage, handling, use, transportation and disposal of or exposure to hazardous materials, and the protection of public health and safety. Airlines face the imposition of additional taxes and surcharges on airlines and/or their passengers to help governments bear the costs associated with environmental compliance, which taxes and surcharges are frequently passed along to passengers. Environmental laws and regulations are subject to change and have tended to become more complex and stringent over time in some jurisdictions, as some members of the global community have increased their efforts to combat the effects of climate change. Future regulatory developments in the United States or abroad could adversely affect operations and increase operating costs in the airline industry. Violations of environmental laws and regulations or permit conditions could result in substantial fines, permit revocations or other penalties. For example, increasing concern related to potential adverse impacts of climate change led to significant U.S. and international legislative and regulatory efforts to limit greenhouse gas emissions, including greenhouse gas emissions from aircraft, though some of these regulatory efforts may be rolled back in the United States. Additionally, jurisdictions throughout the world have adopted laws and regulations which require all aircraft to comply with noise level standards. Compliance with current or future environmental laws and regulations, taxes or duties could have a negative effect on the airline industry.

Regulatory Change Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Regulatory Change Risk. The aviation industry is (i) highly regulated in the United States, Europe, and internationally, and (ii) subject to regulatory change. The U.S. Aviation and Transportation Security Act (the “Aviation Security Act”), among other things, subjects substantially all aspects of U.S. civil aviation security to federal oversight and mandates enhanced security measures, including: (i) improved flight deck security; (ii) deployment of federal air marshals on flights; (iii) improved security of airport perimeter access; (iv) airline crew security training; (v) augmented security screening of passengers, baggage, cargo, mail, employees and vendors; (vi) improved training and qualifications of security screening personnel; (vii) additional provision of passenger data to U.S. Customs and Border Protection; and (viii) more detailed background checks on passengers and airline and airport personnel, equipment acquisitions by the government and changes to baggage processing facilities and procedures. The changes mandated by the Aviation Security Act have increased costs for airlines providing service in the United States, and have resulted in delays and disruptions to air travel, which have adversely affected, and may to continue to adversely affect, the aviation industry in general. It is expected that the Aviation Security Act will continue to impose additional costs on the airlines and may adversely impact the performance of the Fund.

Consumer Demand For Air Travel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Consumer Demand for Air Travel. Robust demand for air transportation services depends on favorable economic conditions, including the strength of the global and national economies, low unemployment levels, strong consumer confidence levels and the availability of consumer and business credit. Any downturn in the consumer market may indirectly have an impact on returns to the Fund.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debt Securities Risk. The Fund may invest directly or indirectly in debt securities (including loans), including debt securities issued by alternative lending platforms or companies that own or operate alternative lending platforms. The Fund may have exposure to the debt securities of U.S. or foreign issuers. These debt securities may have fixed or floating interest rates; may or may not be collateralized; and may be below investment grade or unrated but judged by the Investment Manager to be of comparable quality (debt securities that are below investment grade are commonly called “junk bonds”). Debt securities are fixed or variable/floating-rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Debt is generally used by corporations, individuals, governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Some debt securities are “perpetual” in that they have no maturity date. The Fund has no limits as to the maturity of debt securities in which it invests directly or indirectly. Such investments may be within any maturity range (short, medium or long) depending on the Investment Manager’s evaluation of investment opportunities available within the debt securities market. Similarly, the Fund has no limits as to the market capitalization range of the issuers. A debt investment made by the Fund could take many forms, including a loan, convertible note, credit line or other extension of credit made by the Fund.

Credit Risk 1 [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk. The Fund is subject to credit risk: i.e., the risk that an underlying borrower will be unable to pay principal and interest when due. The Fund’s investments will not be rated by any rating agency and the Investment Manager will be required to formulate its own views on credit risk. Accordingly, the Fund will be primarily dependent upon the judgment of the Investment Manager as to the credit quality of underlying borrowers. In particular, the Fund will depend on the Investment Manager’s internal fundamental analytical systems. A default, or credit impairment of any of the Fund’s investments could result in a significant or even total loss of the investment.

Interest Rate 1 Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk. Interest rate changes can be sudden and unpredictable, and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for bonds. When interest rates increase this may result in a decrease in the value of debt securities held by the Fund. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. In recent years, the Federal Reserve has raised interest rates in response to increased inflation. An environment with rising interest rates may lead to a decrease in the price of debt securities. More recently, the Federal Reserve has subsequently cut interest rates as inflation has decreased.

Prepayment Risk 1 [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment Risk. The value of the Fund’s assets may be affected by prepayment rates on loans. Prepayment rates are influenced by changes in interest rates and a variety of economic, geographic and other factors beyond the Fund’s control. Therefore, the frequency at which prepayments (including voluntary prepayments by borrowers and liquidations due to defaults and insolvency) occur on the Fund’s investments may adversely impact the Fund and prepayment rates cannot be predicted with certainty, making it impossible to completely insulate the Fund from prepayment or other such risks. Prepayments give rise to increased re-investment risk, as the Fund might realize excess cash earlier than expected. If prepayment rates increase, including, for example, when the prevailing level of interest rates falls, the Fund may be unable to re-invest cash in a new investment with an expected rate of return at least equal to that of the investment repaid.

Extension Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Extension Risk. When interest rates rise, certain obligations may be paid off by the obligor at slower rates, resulting in lengthening the average life of the debt instruments held by the Fund and the Fund receiving principal later than expected which can cause additional volatility. This would delay the Fund’s ability to reinvest proceeds at higher interest rates. Rising interest rates tend to extend the duration of securities, making them more sensitive to future changes in interest rates. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

High-Yield Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High-Yield Investments Risk. Fixed income investments receiving below investment grade ratings (i.e., “junk bonds”) may have speculative characteristics, and, compared to higher-grade investments, may have a weakened capacity to make principal and interest payments in economic conditions or other circumstances. High-yield, high risk, and lower-rated investments are subject to additional risk factors due to the speculative nature of these investments, such as increased possibility of default, decreased liquidity, and fluctuations in value due to public perception of the issuer of such investments. These bonds are almost always uncollateralized and subordinate to other debt that an issuer may have outstanding. In addition, both individual high-yield investments and the entire high-yield bond market can experience sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large, sustained sales by major investors or a higher profile default.
Certain of the Fund’s investments may not conform to conventional loan standards applied by traditional lenders and either will not be rated or will be rated as non-investment grade by the rating agencies. The non-investment grade ratings for these assets typically result from the overall leverage of the loans, the lack of a strong operating history for the underlying loans, the borrowers’ credit history, the cash flow resulting from its assets or other factors. In addition, there may be less readily available, reliable information about senior loans and notes than is the case for many other types of securities. Any collateral used to secure a debt instrument may decline in value or become illiquid, which would adversely affect the instrument’s value. There can be no assurance that liquidation of collateral would satisfy a borrower’s obligation in the event of nonpayment of scheduled interest or principal or that such collateral could be readily liquidated. To the extent that a debt instrument is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower.

Rating Agencies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Rating Agencies Risk. Future actions of any rating agency can adversely affect the market value or liquidity of the Fund’s investments. Rating agencies rating a debt instrument, including ABS, collateralized debt obligations, and other structured instruments, may change their published ratings criteria or methodologies for debt instruments at any time in the future. Further, such rating agencies may retroactively apply any such new standards to the ratings of the debt instrument purchased by the Fund. Any such action could result in a substantial lowering (or even withdrawal) of any rating assigned to any such debt instrument, despite the fact that such debt instrument might still be performing fully to the specifications set forth for such debt instrument in the related transaction documents. The rating assigned to any debt instrument may also be lowered following the occurrence of an event or circumstance despite the fact that the related rating agency previously provided confirmation that such occurrence would not result in the rating of such debt instrument being lowered. Additionally, any rating agency may, at any time and without any change in its published ratings criteria or methodology, lower or withdraw any rating assigned by it to any class of debt instrument. If any rating initially assigned to any debt instrument is subsequently lowered or withdrawn for any reason, holders of such security may not be able to resell their security without a substantial discount. Any reduction or withdrawal to the ratings on a debt instrument may significantly reduce the liquidity thereof and may adversely affect the debt instrument issuer’s ability to make certain changes to the composition of the debt instrument assets since the debt instrument’s indenture may contain restrictions on portfolio modifications that are tied to the ratings on the debt instrument.
A rating agency may also revise or withdraw its ratings of a debt instrument as a result of a failure by the issuer or the manager of such debt instrument to provide it with information requested by such rating agency or comply with any of its obligations contained in the engagement letter with such rating agency, including the posting of information provided to the rating agency on a website that is accessible by rating agencies that were not hired in connection with the issuance of the debt instruments as required by law. In addition, a debt instrument may receive an unsolicited rating, which may have an adverse effect on the liquidity or the market price of such debt instrument. Any such revision or withdrawal of a rating as a result of such a failure might adversely affect the liquidity and value of the debt instrument.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Counterparty Risk. Some institutions (including brokerage firms and banks) with which the Fund will enter into counterparty relationships or to which securities will be entrusted for custodial and/or prime brokerage purposes, may encounter financial difficulties, fail or otherwise become unable to meet their obligations. In conditions of market turmoil, such financial institutions’ financial condition (as well as that of the Fund) may be adversely affected and they may become subject to legal, regulatory, reputational and other unforeseen risks that could have a material adverse effect on the activities and operations of the Fund. In the event of a bankruptcy or insolvency of such a counterparty, the Fund could experience delays in liquidating an investment and significant losses, including the loss of that portion of the Fund’s portfolio held by such a counterparty, which may arise as a result of a decline in the value of an investment during the period in which the Fund seeks to enforce its rights, the inability to realize any gains on an investment during such period and significant fees and expenses incurred in enforcing its rights. The Fund is subject to the risk that such counterparties may or may not have access to finance and/or assets at the relevant time and may fail to comply with their obligations under the relevant arrangements.
Sustainability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Sustainability Risk. Sustainability risk means an ESG event or condition, that, if it occurs, could cause an actual or a potential material negative impact on the value of one or more of the Fund’s investments. Sustainability risks can either represent a risk of their own or have an impact on other risks and may contribute significantly to other risks, such as market risks, operational risks, liquidity risks or counterparty risks. Sustainability risks may have an impact on long-term risk adjusted returns for investors. Assessment of sustainability risks is complex and may be based on ESG data, which is difficult to obtain and incomplete, estimated, outdated or otherwise materially inaccurate. Even when identified, there can be no guarantee that the assessment of this data will produce relevant conclusions.

Non-U.S. Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-U.S. Investment Risk. The Fund will make investments in Aviation Assets globally. Certain foreign investments involve risks and special considerations not typically associated with U.S. investments. Such risks include: the risk of nationalization or expropriation of assets or confiscatory taxation; social, economic and political uncertainty, including war and revolution; dependence on exports and the corresponding importance of international trade; price fluctuations, market volatility, less liquidity and smaller capitalization of securities markets; currency exchange rate fluctuations; rates of inflation; controls on, and changes in controls on, foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; U.S. and foreign withholding taxes; governmental involvement in and control over the economies; governmental decisions to discontinue support of economic reform programs generally and impose centrally planned economies; less extensive regulation of the securities markets; longer settlement periods for securities transactions; less developed corporate laws regarding fiduciary duties and the protection of investors; less developed bankruptcy laws; and certain considerations regarding the maintenance of the Fund’s portfolio securities and cash with foreign sub-custodians and securities depositories.
There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the United States, and certain foreign companies and assets may not be subject to accounting, auditing and financial reporting standards and requirements comparable to, or as uniform as, those of U.S. companies, which may result in the unavailability of material information about issuers. Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit investment by foreign persons to a specific class of securities of a company that may have less advantageous terms than the classes available for purchase by nationals. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital or earnings, as well as by the application to the Fund of restrictions on investments. The judicial systems of jurisdictions outside of the United States vary in terms of speed, commercial sophistication, impartiality, consistency of results and adherence to judicial precedent. As a result, the Fund may have difficulty in successfully pursuing claims in the courts of certain non-U.S. jurisdictions, as compared to the United States.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Currency Risk. Because the Fund may invest in securities or other instruments denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of instruments held by the Fund and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of instruments denominated in such currencies, which means that the Fund’s NAV could decline because of changes in the exchange rates between foreign currencies and the U.S. dollar. The Fund may incur costs in connection with the conversions between various currencies. In addition, certain countries may impose foreign currency exchange controls or other restrictions on the repatriation, transferability or convertibility of currency.

U.S. Government Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. Government Securities Risk. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored entities. Certain U.S. government securities are backed by the U.S. Department of the Treasury or the full faith and credit of the United States and may include U.S. Treasury bills, Treasury Inflation-Protected Securities, notes and bonds. Such securities are guaranteed only as to the timely payment of interest and principal when held to maturity. U.S. government securities include issues by non-governmental entities (like financial institutions) that carry direct guarantees from U.S. government agencies as part of government initiatives in response to a market crisis or otherwise. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Ginnie Mae, this guarantee does not apply to losses resulting from declines in the market value of these securities. Some of the U.S. government securities that the Fund may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by Fannie Mae and Freddie Mac. The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008–2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt ceiling to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. On June 3, 2023, the Fiscal Responsibility Act of 2023 was signed into law. The law suspends the limit on federal debt through January 1, 2025 while implementing federal spending caps and policy changes. Any controversy or ongoing uncertainty regarding the statutory debt ceiling negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected. As of March 2026, U.S. Treasuries are rated AA+ by Fitch Ratings and S&P Global, and Aa1 by Moody’s.

Investment Company And ETF Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Company and ETF Risk. Investments in open-end and closed-end investment companies, including ETFs (which may, in turn, invest in bonds, and other financial vehicles), involve substantially the same risks as investing directly in the instruments held by these entities. However, the investment may involve duplication of certain fees and expenses. By investing in an investment company or ETF, a Fund becomes a shareholder of that fund. As a result, Fund shareholders indirectly bear their proportionate share of the investment company’s or ETF’s fees and expenses which are paid by a Fund as a shareholder of the fund. These fees and expenses are in addition to the fees and expenses that Fund shareholders directly bear in connection with a Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, a Fund’s investment in the fund may adversely affect the Fund’s performance. In addition, because ETFs and many closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, (1) a Fund may acquire ETF or closed-end fund shares at a discount or premium to their NAV and (2) ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Investment Manager may not be able to liquidate a Fund’s holdings at the most optimal time, adversely affecting the Fund’s performance.

Aviation Assets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Aviation Assets. In addition to factors linked to the aviation industry, other factors that may affect the value of an aircraft at any time include: (i) the capital intensive nature of aviation assets; (ii) the particular maintenance and operating history of the related airframe and engines; (iii) manufacture and type or model of aircraft or engines, including the number of operators using such type or model; (iv) whether the aircraft is subject to a lease and, if so, whether the lease terms are favorable to the lessor; (v) the age of the aircraft; (vi) the advent of newer technology of such aircraft or aircraft types competing with such aircraft; (vii) any tax, customs, regulatory and legal requirements that must be satisfied when an aircraft is purchased, sold or re-leased; (viii) compatibility of aircraft configurations or specifications with other aircraft operated by operators of that type of aircraft; (ix) regulatory actions, including mandatory grounding of the aircraft; (x) any renegotiation of a lease on less favorable terms; (xi) decreases in creditworthiness of lessees and difficulty replacing lessees upon foreclosure; and (xii) the availability of spare parts. Any decrease in values of and lease rates for used commercial aircraft which may result from the above factors or other unanticipated factors may have a material adverse effect on the Fund’s investments.

Structure Of Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Structure of Investments Risk. Investments made by the Fund may be made through SPVs or intervening holding companies. Although such entities are structured to be non-recourse to the Fund (i.e., bankruptcy remote), the Fund could experience losses or an erosion of the value of its investment if the SPV structure does not work as intended. SPV formalities can break down if the SPV does not legally or economically own the assets it purports to own; cash flows fail to follow the structure outlined in transaction documents; or borrowing base and collateral certifications are not accurate, timely or independently verifiable. In such a case, the SPV may become subject to fraud, misrepresentation and breach claims. These risks are exacerbated in a distressed situation.
In addition, at any time certain tax laws and certain underlying U.S. Treasury regulations or the administrative interpretations of those laws may be amended or be subject to differing interpretations, possibly with retroactive effect, that may have a negative impact on the Fund and could adversely affect the taxation of the Fund or the Fund’s shareholders. The tax treatment of a particular SPV may change after an investment has been made or an SPV has been established, with the result that the issuer of investments held by a borrower in respect of loans originated by an SPV becomes subject to tax. Also, the SPVs themselves may become increasingly liable to tax or be required to withhold tax on payments or distributions to the Fund, or may need to be unwound or restructured, in each case resulting in the Fund’s returns being reduced. SPVs and holding companies may be subject to such risks both in the jurisdiction of their respective establishment or incorporation and in each jurisdiction of they operate.

Subsidiary Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Subsidiary Risks. By investing in any Subsidiary, the Fund will be indirectly exposed to the risks associated with such Subsidiary’s investments. The instruments that will be held by any Subsidiary will generally be similar to those that are permitted to be held by the Fund and will be subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiaries will not be registered under the 1940 Act, and, unless otherwise noted, will not be subject to all of the protections of the 1940 Act. The Fund will wholly own and control any Subsidiary, and any Subsidiary will be managed by the Investment Manager and the same portfolio management team as that of the Fund. Our Board will have oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiaries. Changes in the laws of the United States and/or any jurisdiction in which a Subsidiary is formed could result in our inability or the inability of the Subsidiaries to operate as expected and could adversely affect the Fund.

Affiliated Loan Products And Services Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Affiliated Loan Products and Services Risk. Muzinich, and/or certain Muzinich affiliates, are engaged in the loan origination, securitization and loan servicing businesses. An affiliate of Muzinich provides lease and debt servicing to SPVs in which Muzinich clients invest. The Investment Manager or its affiliates may act as collateral manager with respect to certain SPVs in which the Fund may invest. A conflict of interest arises when the Fund participates in loans originated by the Investment Manager or its affiliates, or invests in products for which the Investment Manager or its affiliates provides other loan, leasing or collateral manager services because the Investment Manager or its affiliates will benefit from the fees it receives through such product or as result of providing such service. Such fees may be higher or lower than similar services provided by unaffiliated service providers, although the Investment Manager seeks to provide competitive pricing. The Investment Manager or its affiliates may also benefit to the extent that the Fund’s participation in a product helps ensure the viability or success of the product through increased participation in the deal or product, which may also enhance the Investment Manager’s reputation. Investment in loans with other clients of Muzinich on a co-investment basis raises certain additional conflicts.
Co-Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Co-Investment Risk. Co-investment opportunities arise when the Investment Manager pursues an investment that requires more capital than a single client, such as the Fund, has available to invest. Conflicts of interest may arise in such circumstances including ensuring fair allocation of co-investment opportunities over time, ensuring that clients share proportionately in costs arising from such investments, and ensuring that clients participate on substantially the same terms and have substantially the same rights. The Fund is expected to participate in co-investment opportunities only with other clients of the Investment Manager and subject to exemptive relief which is intended to mitigate conflicts of interests. However, the exemptive relief includes conditions that may limit or restrict the Fund’s ability to participate in a portfolio investment, including, without limitation, in the event that the available capacity with respect to a portfolio investment is less than the aggregate recommended allocations to the Fund and the other funds. In such cases, the Fund may participate in such investment to a lesser extent that its desired allocation or, under certain circumstances, may not participate in such investment.

Asset-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Asset-Backed Securities Risk. ABS represent participations in, or are secured by and payable from, lease payments from aircraft or other cash flows. Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying assets, including Aviation Assets, or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest. The Fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Principal only and interest only instruments are subject to extension risk. The Fund may invest in any tranche of ABS including subordinated (lower-rated) tranches and residual interest (the lowest tranche). CLOs may be highly levered and therefore, lower-rated and equity tranches may be subject to a higher risk of total loss and deferral or nonpayment of interest and principal than more senior tranches. Certain ABS may provide, upon the occurrence of certain triggering events or defaults, for the investors to become the holders of the underlying assets which may include loans or instruments evidencing physical assets. In that case, the Fund may become the holder of securities that it could not otherwise purchase, based on its investment strategies or its investment restrictions and limitations, at a time when such securities may be difficult to dispose of because of adverse market conditions. See “Structured Finance Risk” at page 28.

Syndicated (Floating Rate, Bank, Leveraged, Senior) Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Syndicated (Floating Rate, Bank, Leveraged, Senior) Loan Risk. The Fund may invest in syndicated loans which include interests in loans to companies or their affiliates undertaken for various purposes. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a company and one or more financial institutions, including banks. Loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. The Fund’s investments may be in the form of participation in loans or of assignments of all or a portion of loans from third parties. Investments in syndicated loans involve credit risk, interest rate risk, liquidity risk and other risks, including, but not limited to, the risk that any collateral may become impaired, may be insufficient to meet the obligations of the borrower or may be difficult to liquidate. These investments are also subject to the risk that the Fund may obtain less than the full value for the loan interests when sold. Moreover, loan transactions may have significantly longer settlement periods (i.e., longer than seven days) than more traditional investments and, as a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations until potentially a substantial period after the sale of the loans.
Participation Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Participation Interest Risk. The Fund may purchase participation interests in loans or debt instruments, which do not entitle the holder thereof to direct rights against the obligor. In such situations, the Fund will typically have a contractual relationship only with the relevant seller or counterparty (as the case may be) and not with the underlying obligor. As such, in respect of a participation, the Fund will have the right to receive only payments of principal, interest and any fees to which it is entitled only from the seller and only upon receipt by such seller of such payments from the obligor, and in respect of participations, the Fund generally will have no right directly to enforce compliance by the underlying obligor with the terms of the related loan agreement or underlying obligation (as the case may be) nor any rights of set-off against the underlying obligor, nor have any voting or other consensual rights of ownership with respect to the related loan agreement or underlying obligation (as the case may be). In such circumstances, the Fund may not directly benefit from the collateral supporting the loan or debt instrument in which it has purchased the participation or underlying obligation. As a result, the Fund will assume the credit risk of both the obligor and the seller or counterparty.
In the event of the insolvency of such seller or counterparty, the Fund may be treated as a general creditor of such seller or counterparty and may not benefit from any set-off between such seller and the obligor, or have any claim of title with respect to the underlying obligation. As a result, concentrations of participations entered into with any one counterparty will subject the Fund to an additional degree of risk with respect to defaults by such counterparty as well as by the underlying obligor. When the Fund holds a participation in a loan or debt instrument it may not have the right to vote to waive enforcement of any restrictive covenant breached by an obligor or, if the Fund does not vote as requested by the seller, it may be subject to repurchase of the participation at par. Sellers voting in connection with a potential waiver of a restrictive covenant may have interests different from those of the Fund, and such selling institutions may not consider the interests of the Fund in connection with their votes.

Impairment Of Collateral Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Impairment of Collateral Risk. The value of any collateral securing a bond or floating rate loan can decline and may be insufficient to meet the borrower’s obligations or be difficult to liquidate. In addition, a Fund’s access to collateral may be limited by bankruptcy or other insolvency laws.

Borrower Fraud Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Borrower Fraud. Fraud by potential borrowers could cause the Fund to suffer losses. A potential borrower could defraud the Fund by, among other things: directing the proceeds of collections of its accounts receivable to bank accounts other than the Fund’s established lockboxes; failing to accurately record accounts receivable aging; overstating or falsifying records showing accounts receivable; or providing inaccurate reporting of other financial information. The failure of a potential borrower to report its financial position accurately, comply with loan covenants or be eligible for additional borrowings could result in the loss of some or the entire principal of a particular loan or loans.

Liability Risk Following The Disposal Of Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liability Risk Following the Disposal of Investments. While the Fund could hold its investments to maturity, it will likely dispose of investments in some circumstances prior to termination if the Manager determines it is in the best interest of the Fund to do so and, in connection therewith, may be required to pay damages to the extent that any representations or warranties given in connection with the sale of such investments turn out to be inaccurate. The Fund may become involved in disputes or litigation concerning such representations and warranties and may be required to make payments to third parties, such as other investors or the sponsor, as a result of such disputes or litigation. In the event the Fund does not have cash available to conduct such litigation or make such payments, it may be required to borrow funds. Any such payments and borrowings could adversely impact the Fund’s ability to make distributions. In addition, if the Fund is unable to borrow funds to make such payments, it may be forced to sell investments to obtain funds. Such sales may be effected on unsatisfactory terms.

Lending Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Lending Risk. The Fund may purchase assignments of or participations in loans made to, various issuers, including distressed loans. Such investments may include senior secured, junior secured and mezzanine loans and other secured and unsecured debt that has been originated on a primary basis or that trade on the secondary market including loans originated by the Investment Manager. The value of the Fund’s investments in loans may be detrimentally affected to the extent a borrower defaults on its obligations, there is insufficient collateral and/or there are extensive legal and other costs incurred in collecting on a defaulted loan. In the event of any litigation associated with the Fund needing to collect on a defaulted loan, such litigation may consume substantial amounts of the Investment Manager’s time and attention, and that time and the devotion of these resources to litigation may, at times, be disproportionate to the amounts at stake in the litigation.
Adjustments To Terms Of Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Adjustments to Terms of Investments. The terms and conditions of loan agreements and related documents may be amended, modified or waived only by the agreement of the lenders. Generally, any such agreement must include a majority or a super majority (measured by outstanding loans or commitments) or, in certain circumstances, a unanimous vote of the lenders. Consequently, the terms and conditions of the payment obligation arising from loan agreements could be modified, amended or waived in a manner contrary to the preferences of the Fund if a sufficient number of the other lenders concurred with such modification, amendment or waiver. There can be no assurance that any obligations arising from a loan agreement will maintain the terms and conditions to which the Fund originally agreed.
The exercise of remedies may also be subject to the vote of a specified percentage of the lenders thereunder. The Investment Manager will have the authority to cause the Fund to consent to certain amendments, waivers or modifications to the portfolio investments requested by obligors or the lead agents for loan syndication agreements. The Investment Manager may, in accordance with its investment management standards, cause the Fund to extend or defer the maturity, adjust the outstanding balance of any investment, reduce or forgive interest or fees, release material collateral or guarantees, or otherwise amend, modify or waive the terms of any related loan agreement, including the payment terms thereunder. The Investment Manager will make such determinations in accordance with its investment management standards. Any amendment, waiver or modification of an investment could adversely impact the Fund’s investment returns.

Leverage Risk Of Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk of Investments. SPVs in which the Fund invests are expected to incur indebtedness in connection with the acquisition of Aviation Assets, which debt would typically be secured by the assets so acquired and nonrecourse to the Fund. Such leverage might subject these investments to increased exposure to adverse economic factors such as a rise in interest rates, a downturn in the economy or further deterioration in the condition of a counterparty and/or the aviation market. SPVs may, but are not required to, also own hedging positions to try to mitigate or offset certain risks, but there is no guarantee that such hedges, if held, will be successful. In the event of a default, an SPV may be unable to generate sufficient cash flow to meet the principal and interest payments on outstanding indebtedness incurred in connection with any portfolio investments. In such an instance, if the Fund is unable to ensure the principal and interest payments resume within a certain “standstill period”, the senior ranking lenders would have the right to take control of the aircraft and may seek to sell or lease the aircraft. Such an event may have a material adverse effect on the Fund’s investments even if the sale or lease terms would be sufficient to service the debt. These agreements may also have provisions such as increased costs or material adverse change clauses which may be claimed and may be outside of the Fund’s or lenders’ control. If the Fund cannot manage such claims appropriately, it may have a material effect on the Fund’s investments.

Controls On Investment; Repatriation Limitation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Controls on Investment; Repatriation Limitation. In the course of sale of the aircraft or a restructuring of the aircraft portfolio, it is typically necessary to transfer the aircraft or change the registration of aircraft, or transfer substantial amounts of capital from one jurisdiction to another in the context of such events. In some jurisdictions, such transfer, or the transfer or repatriation of capital or the repossession of the aircraft may be or may become legally impaired or may be subject to approval by local authorities.

Structured Finance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Structured Finance Risk. The Fund may invest in structured finance products in relation to Aviation-Backed Debt. There may be significant risks associated with investing in structured finance products. Their structure and the terms of the investors’ interest in the underlying collateral vary widely, depending on, amongst other things, the collateral type, use of credit enhancement and investor requirements. While the basic elements of structured finance products are broadly similar, the structure and execution of individual products may differ. Risks relating to structured finance products include, but are not limited to, credit risk, liquidity risk, currency risk, interest rate risk, market risk, operational risk, structural risk and tax and legal risk. Concentration of structured finance products by issuer, servicer or geography may result in additional risk to the Fund. In particular, specific risks are associated with asset-backed securities, which may include Aviation-Backed Debt. The risk of investing in asset-backed securities is ultimately dependent upon payment of loans by the debtor or, in certain instances, the guarantor along with the financial performance of the underlying asset, and any ability of the debtor to prepay. The Fund may invest in any tranche of structured finance products including subordinated (lower-rated) tranches and residual interests (the lowest tranche). Such products may be highly levered and therefore, lower-rated and equity tranches may be subject to a higher risk of total loss and deferral or nonpayment of interest and principal than more senior tranches.
The performance of structured finance products is also, to an extent, dependent on the capability and focus of the servicer of the transaction as they are responsible for the collections on and administration of the underlying assets. The quality and performance of the underlying assets in structured finance products may also depend on the experience, skill and underwriting terms of the relevant originator. There can be no assurance that the servicer and/or originator of a structured finance product will be able to operate in a manner which meets the Investment Manager’s expectations, and it cannot be assured that the underlying assets of the relevant transactions will perform in a manner which meets the return or recovery estimations of the Investment Manager.

Securitization Structuring Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Securitization Structuring Risk. The Fund may structure funding transactions through establishing securitization vehicles to which some or all of the Aviation Assets will be transferred. In the case of a funding transaction, the Fund expects to be issued the most junior tranches of securities in such securitization vehicles, which are generally unrated or rated below investment grade. Such securities are subordinated to payments of interest and principal on higher-rated securities of the securitization vehicle and will be directly affected by any losses or delays in payment on the related collateral. Interests in securitization vehicles (other than an investment in the most senior tranche) can be considered a levered investment in the underlying collateral of the securitization vehicle because the amount of the investment is significantly below the principal value of the securitization vehicle’s equity and below investment grade debt’s pro rata portion of the underlying collateral. However, a securitization vehicle’s equity and below investment grade debt tranches, due to their subordinated nature, are the first and second tranches, respectively, to absorb trading losses and defaults in the underlying collateral. Therefore, while the levered nature of a securitization vehicle’s equity and below investment grade debt tranches increase the cash flow that may be available for distribution, they also increase the exposure to trading losses and defaults, and accordingly, cause returns to be more volatile. Payments on securitization vehicle equity and below investment grade debt tranches may be deferred or eliminated depending on the amount of cash flow generated by the collateral. At the end of the lifespan of an investment, the Fund’s interests may be held through an exit vehicle, typically an SPV that facilitates the wind-down of the transaction and final distribution of proceeds to investors.

Ownership Risk Associated With Investment Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Ownership Risk Associated with Investment Strategy. The Investment Manager’s ability to promptly repossess, sell, re-lease or, to a lesser extent, part-out Aviation Assets in order to recover the original investment, and make a profit, is critical to the success of the Fund’s investment strategy. Numerous factors, many of which are beyond the control of the Investment Manager, may have an impact on the ability to promptly repossess, sell, re-lease or, to a lesser extent, part-out Aviation Assets. Such factors include the demand for various types of aircraft and engines, general market and economic conditions, regulatory initiatives (particularly those imposing environmental, maintenance and other requirements on the operation of aircraft), significant shifts in the supply of or demand for Aviation Assets, and technological advances in airframe and/or engine technology. In addition, the sale price and profitability of an Aviation Asset will depend upon the condition in which it is recovered by or returned to its respective owner or lessor.
The Fund may enter into lease agreements that specify re-delivery conditions with respect to major components including the airframe, engines, landing gear, and auxiliary power unit. Accordingly, the compliance of operators and airlines with re-delivery conditions will determine the value and marketability of the aircraft. If any lessee fails to deliver complete and accurate records of leased Aviation Assets upon re-delivery of such Aviation Assets, the SPV may be unable to sell or re-lease such Aviation Assets to operators and airlines because airworthiness requirements could prohibit the use of aircraft containing such Aviation Assets that do not have complete documentation. In some cases, the lessee will pay a security deposit that is refundable upon the expiration of the lease; provided, that all re-delivery conditions are met and that the lessee has not defaulted under the lease.
Also, certain lessees may be required to make periodic maintenance reserve payments to the lessor based on the number of hours or cycles the aircraft or engine has accrued. The lessee may, generally after maintenance is performed on the leased asset, then draw upon such reserves to cover the cost of scheduled maintenance. Upon the expiration of the lease, unused reserves are typically retained by the lessor. In any event, there is the risk that such reserves will not be sufficient to cover costs and expenses incurred by the SPV after the Aviation Asset is returned and that the SPV, and the investors’ investment in the Fund, will thereby be adversely affected.

Airline Leasing Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Airline Leasing Risks. The aircraft leasing market is affected by various cyclical factors that are not within the control of the Investment Manager such as: interest rates; the availability of credit; fuel costs and general economic conditions affecting lessee operations; manufacturer production level; passenger demand; retirement and obsolescence of aircraft models; manufacturers merging or exiting the industry or ceasing to produce aircraft types; re-introduction into service of aircraft previously in storage; governmental regulation; and air traffic control infrastructure constraints.
The availability of commercial jet aircraft for lease or sale has periodically experienced cycles of oversupply and undersupply, producing sharp decreases and increases in aircraft values and lease rates. At the time when aircraft are being marketed for re-lease or sale, there can be no assurance that prevailing industry conditions will allow re-lease or, where applicable, sale, on satisfactory terms.
In addition to general industry factors that may affect aircraft values and lease rates, the value of specific aircraft will depend on a number of other factors that are not within the control of the Investment Manager, such as the particular maintenance and operating history of the aircraft, the number of operators using the type of aircraft and the supply of such type of aircraft, whether the aircraft is subject to a lease and any regulatory and legal requirements that must be satisfied before the aircraft can be sold. Values of aircraft may be adversely affected by changes in the competitive and financial position of the relevant commercial aircraft manufacturer, by the withdrawal of such manufacturer from that market or by unexpected manufacturing defects that may surface subsequently.
A significant threat to used commercial aircraft values and lease rates is the supply effects of the significant numbers of new aircraft ordered. Despite the cyclically high demand for aircraft experienced over the last few years and the significant consolidation in the aircraft manufacturing industry, competition between Boeing and Airbus has resulted in decreases in the price of new aircraft when adjusted for inflation, which in turn has led airlines and others to order increasing quantities of new aircraft. The displacement effect of new aircraft will depress used aircraft values and lease rates, particularly in geographic regions where there is currently perceived to be a significant excess of commercial aircraft capacity. Decreases in the values and rental rates achievable on used commercial aircraft as a result of the above factors may have a material adverse effect on the Fund’s operations and cash flows.

Higher Costs Resulting From Lease Or Consignment Default Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Higher Costs Resulting from Lease or Consignment Default. Repossession of an aircraft by the SPV leasing the aircraft after a lessee or consignee default may result in the SPV (and, indirectly, the Fund) incurring costs in excess of those incurred with respect to an aircraft returned at the end of the lease or consignment. Those costs include legal and other expenses of court or governmental proceedings (particularly if the lessee or consignee contests the proceedings or is in bankruptcy) to obtain possession and/or re-registration of the aircraft and flight and export permissions. Delays resulting from any such proceedings would also increase the period of time during which the relevant aircraft is not generating revenue pursuant to a lease agreement. In addition, the Fund may incur substantial insurance, maintenance or repair costs (that a defaulting lessee has failed to pay) as well as refurbishment and remarketing costs and may need to pay off liens, taxes and governmental charges in order to obtain unencumbered possession and to re-lease the aircraft effectively. Some foreign jurisdictions may allow liens or other third-party rights to have priority over the owner of an aircraft (including, without limitation, outstanding mechanic, airport and navigation fees in respect of the aircraft and also in respect of other aircraft operated by the lessee, but not owned by the Fund), which could result in reducing the benefits of the Fund’s ownership of an aircraft in certain jurisdictions and circumstances.
If the SPV, in the exercise of its remedies, repossesses the aircraft, no assurance can be made that the affected aircraft will be able to be re-leased promptly or at favorable rates. The SPV may incur costs in connection with the physical repossession of the aircraft as well as for reconfiguration of the aircraft (e.g., reordering of seats, repainting of aircraft, etc.) to meet the needs of the next operator of the aircraft. Any such costs or delays will adversely impact the returns of the Fund. The rights of the SPV upon a lessee default may be subject to limitations of applicable law, including the need to obtain a court order for repossession of aircraft and/or consents for deregistration or re-export of aircraft. When a defaulting lessee or consignee is in bankruptcy, protective administration, insolvency or similar proceedings, additional limitations may apply; it may be uncertain to what extent the ownership interest of the relevant owner in the aircraft would be recognized by such jurisdiction. Certain jurisdictions will give rights to the trustee in bankruptcy or a similar officer to assume or reject the lease or consignment or to assign it to a third party, or will entitle the lessee or consignee, as the case may be, or another third party to retain possession of the aircraft (without performing all or some of the obligations under the relevant lease or consignment, as the case may be). Accordingly, the SPV may be delayed in or prevented from, or may incur additional costs including legal costs, enforcing certain of the SPV’s rights under a lease agreement or consignment and in selling the affected aircraft. Such delays and costs may adversely impact the returns of the Fund.

Intensified Competition On Aircraft Financing And Leasing Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Intensified Competition on Aircraft Financing and Leasing Market. The aviation finance market is highly competitive and has numerous operators acting within market segments targeted by the Fund’s investment strategy. Accordingly, the Fund is expected to face competition from new direct or indirect competitors, which competition may affect lease and financing terms as well as the terms governing the acquisition and disposal of used aircraft. Potential competitors include airlines, aircraft lessors, banks, financial institutions (including those seeking to dispose of re-possessed aircraft at distressed prices), public and private part resellers and investment funds. Some of the Fund’s direct and indirect competitors could have significantly greater resources than the Fund. In addition, certain competing aircraft lessors may have a lower overall cost of capital and may provide financial services or other inducements to potential lessees that the Fund cannot provide. The Fund cannot assure investors that the Fund will be able to compete effectively in the used aircraft market. It is possible that the Fund will never be fully invested in Aviation Assets if the Investment Manager cannot identify a sufficient number of attractive investments. In the event the Fund is unable to fully invest its capital, returns to investors may be significantly adversely affected.

Technological Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Technological Risks. The availability for sale or lease of new, technologically advanced aircraft and engine types and the imposition of stringent noise or emissions regulations or mandatory Airworthiness Directives (as defined below) may make certain aircraft or engine types less desirable in the marketplace and therefore may adversely affect the Fund’s ability to lease or sell such aircraft or engines or parts thereof. It is expected that the Fund’s ability to manage these technological risks by modifying or selling aircraft and engines will be limited.

Effect Of Airline Bankruptcy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Effect of Airline Bankruptcy. Applicable bankruptcy law often allows airlines to terminate leases early and to return aircraft and engines without meeting the contractual return conditions, and if such an event were to occur the full amount, or any part of, claims for these lease terminations may not be paid. Alternatively, agreements may be negotiated with those airlines under which the airline continues to lease the aircraft, but under modified lease terms. In the case of an airline which has ceased operations entirely, in addition to the risk of nonpayment, there is an enhanced risk of deterioration or total loss of an aircraft while it is under uncertain custody and control. In that case, legal action may be required to secure the return of the aircraft and its records, or alternatively to negotiate a settlement under which it can immediately recover the aircraft and its records in exchange for waiving subsequent legal claims. Such legal action may not yield satisfactory results in a given time period. Additional grounded aircraft and lower market values would adversely affect the ability to sell the aircraft at rates comparable to the initial leases.

Risk Of Decline In Aircraft Value, Rental Rates, And Part Prices [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Decline in Aircraft Value, Rental Rates, and Part Prices. In addition to factors linked to the aviation industry, other factors that may affect the value of aircraft and lease rates, as the case may be, include, without limitation: (i) manufacturers merging or exiting the industry or ceasing to produce certain aircraft models; (ii) the particular maintenance and operating history of aircraft and engines; (iii) the number of operators using a type of aircraft; (iv) whether the aircraft is subject to a lease; (v) any regulatory and legal requirements that must be satisfied before the aircraft can be operated, sold or re-leased, including Airworthiness Directives (as defined below); (vi) compatibility of aircraft parts and layout of the aircraft among operators of particular aircraft; (vii) any renegotiation of a lease on less favorable terms; (viii) manufacturing production levels and technological innovation; (ix) import restrictions; (x) retirement and obsolescence of aircraft models; (xi) traffic growth; (xii) fuel prices; (xiii) airline profitability; (xiv) existing supply of parked aircraft; and (xv) regulatory changes impacting the used parts market. Any decrease in values of and lease rates for used commercial aircraft which may result from the above factors or other unanticipated factors may have a material adverse effect on the Fund’s operations and cash flow and may adversely affect their investments and, therefore, the value of investors’ interests in the Fund.
The supply of large passenger jet aircraft is dominated by a small number of airframe manufacturers, including Boeing and Airbus, and a limited number of engine manufacturers such as GE Aviation, Rolls Royce plc and Pratt & Whitney. The Fund therefore depends on the success of these manufacturers in remaining financially stable, producing aircraft and related components that meet technical and regulatory requirements and airlines’ demands and providing ongoing and reliable customer support.
Disruptions in the capital markets may impair the ability of manufacturers to finance their operations or increase the costs of such financing, which could adversely affect their ability to meet airlines’ demands or provide customer support. Further, competition between the manufacturers for market share is escalating and may result in deep discounting for certain aircraft types. Such discounting may have a negative impact on the Fund’s ability to compete effectively when it sells or leases aircraft.
Should the manufacturers fail to respond appropriately to changes in the market environment, fail to fulfil their contractual obligations or fail to produce aircraft or components that meet technical or regulatory requirements, the Fund may experience:
•any deterioration in the financial condition of the airline industry;
•poor customer support from the manufacturers of aircraft and components resulting in reduced demand for a particular manufacturer’s product;
•a market environment with too many aircraft available, potentially creating downward pressure on demand for those aircraft and components of those types in the Fund’s fleet and reduced market lease rates for aircraft of those types;
•a reduction in the Fund’s competitiveness due to deep discounting by the manufacturers, which may lead to reduced market lease rates and aircraft values and may adversely affect the value of the portfolio and the Fund’s ability to remarket or sell some of the aircraft at a profit or at all; and/or
•poor customer support from the manufacturers of associated components resulting in disruption to the lessees’ operations and consequent loss of revenue for the lessees.

Amortization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Amortization Risk. The revenue that will be earned from certain leases may not be sufficient to amortize fully the investment and financing costs related to the underlying aircraft. A wide array of economic factors and regulations may affect the price at which the Fund can dispose of its Aviation Assets, which, in turn, may reduce the overall rate of return generated by the Fund’s investments.

Lessee Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Lessee Credit Risk. Many factors can substantially and quickly impact an individual airline’s viability. These include fuel prices, pandemics, labor disruptions, air crashes, and new or intensified competition. Should a lessee file for a re-organization under bankruptcy statutes, there is the added risk the lessor/owner may be at least temporarily prohibited from foreclosing on or repossessing its aircraft. Most developed countries, like the United States (which affords lessors and other secured parties certain protection and certain rights pursuant to Section 1110 of the U.S. Bankruptcy Code), have specific laws that determine how and when a secured party or a lessor in a bankruptcy can repossess an aircraft. Although the process is improving due to the approval of, and certain jurisdictions joining, the Cape Town Convention on International Interests in Mobile Equipment and the Protocol to the Convention on International Interests in Mobile Equipment on Matters Specific to Aircraft Equipment (the “Cape Town Convention”), the process can be slow, expensive, and in some instances may result in lost revenue and thus negatively impact the proceeds that would otherwise be received by the Fund. Even in certain countries that are party to the Cape Town Convention, the relevant national implementing legislation may not be consistent with the Cape Town Convention, or, even if consistent with the Cape Town Convention, may not be consistently or correctly applied by domestic courts with the result that judicial decisions may not deliver the results expected under the Cape Town Convention or may deliver them only after significant delays and appeals to higher courts.
Lessee Or Borrower Defaults And Other Credit Problems Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Lessee or Borrower Defaults and Other Credit Problems. The ability of each borrower or lessee to perform its obligations under its liabilities will depend primarily on the borrower/lessee’s financial condition, which may be affected by factors beyond the Fund’s control, including competition, fare levels, air cargo rates, passenger and air cargo demand, operating costs (including the price and availability of jet fuel and labor costs), labor difficulties, economic conditions in the countries in which an airline operates and governmental regulation of or affecting the air transportation business. At any point in time, a varying number of lessees may experience payment difficulties. In addition, many lessees are exposed to currency risk due to the fact that they earn revenues in their local currencies and certain of their liabilities and expenses are denominated in U.S. dollars, including lease or loan payments to the Fund. As a result of their poor financial condition, a large portion of lessees over time may consistently be significantly in arrears in their rental, debt service or maintenance payments. The Fund can give no assurances that lessees will be able to perform their financial and other obligations under future liability agreements. A lessee may also experience periodic difficulties that are not financial in nature, which could impair its performance of its maintenance obligations under a financing agreement. These difficulties may include deferring the performance of scheduled aircraft maintenance. The Fund cannot assure that, in the event that a lessee defaults under a lease, the security deposit paid or the letter of credit provided by the lessee, if any, will be sufficient to cover the outstanding or unpaid obligations accrued under the applicable lease agreement or other lessee obligations such as navigational charges and landing and/or airport fees which may give rise to lien rights in favor of applicable creditors. If such amounts are insufficient, the Fund’s ability to make distributions to investors will be adversely impacted.

Re-Leasing Of Aircraft Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Re-leasing of Aircraft. Upon the expiry or premature termination of leases, the aircraft will need to be re-leased. The ability to re-lease aircraft will depend on general market and competitive conditions and there is no assurance that potential investors that in the future that a lessee will be able to be found in a timely manner for any aircraft, or if it does find a lessee, to obtain lease rates and terms (including maintenance and redelivery conditions) comparable to those contained in the initial leases or otherwise satisfactory to the Fund, or that the creditworthiness of any future lessee will be equal to or better than the previous lessee of an aircraft. If the average term of the leases is shortened over time, additional costs will be incurred as it goes through the re-leasing process more often than anticipated and there is no assurance that it will be able to re-lease the aircraft upon the expiration or early termination of their respective leases without incurring significant costs or significant off-lease periods or without any adverse effect on the lease rates, especially during any period of downturn in demand for aircraft subject to operating leases. Significant costs may be incurred to rectify lessee defaults (over and above any amounts already paid by the lessee in the form of deposits or reserves) relating to maintenance in order to ensure that the aircraft is capable of being re-leased. If an aircraft cannot be re-leased, an attempt may be required to sell the aircraft but it may not be possible to do so on economically attractive terms.
An SPV’s ability to re-lease or sell aircraft, its ability to obtain lease rates and terms comparable to those contained in the initial leases of the aircraft and its ability to sell assets on favorable terms, may be adversely impacted by: any deterioration in the financial condition of the airline industry; the supply and demand for a given aircraft model at any point in time; manufacturer’s rates of manufacture in connection with the advent of newer models of such aircraft; the economic condition of the passenger airline, freight airline and aircraft industries; any sale of large numbers of repossessed aircraft by financial institutions; cyclical changes in interest rates and the availability of credit; fluctuations in the cost of fuel and other materials; the supply of competing aircraft; competition from other aircraft lessors and other alternative sources of capital; airline bankruptcies and insolvencies; the effects of terrorism, armed hostilities and war, including any future terrorist attacks or armed hostilities (or escalation of existing conflict); outbreaks of epidemic diseases or occurrences of natural disasters; continued political and economic uncertainties; the ability to repossess the aircraft from a defaulted lessee; the ability to export an aircraft from or import the aircraft to a given jurisdiction; and other factors affecting the demand and lease rates for aircraft generally and for particular aircraft.
It cannot be assured that it will be possible to re-lease the aircraft upon the expiration or early termination of its leases without the incurring of significant costs or significant off-lease periods or without any adverse effect on the lease rates, especially during any period of downturn in demand for aircraft subject to operating leases. Significant costs may be incurred to rectify lessee defaults relating to maintenance in order to ensure that the aircraft are capable of being re-leased. If an aircraft, whether as a result of the expiration of the applicable lease term or as a result of repossession, cannot be re-leased, it may be necessary to attempt to sell such aircraft but may not be able to do so on economically attractive terms. Any of these factors could cause less revenue to be earned or greater operating expenses to be incurred than initially assumed.

Investments In Undervalued Aviation Assets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Investments in Undervalued Aviation Assets. The Fund may invest in Aviation Assets that become undervalued and stressed or distressed. The identification of investment opportunities in such assets is a difficult task, and there is no assurance that such opportunities will be successfully acquired or sold. While investments in undervalued assets offer the opportunity for above-average capital appreciation, such investments involve a high degree of financial risk and can result in substantial losses. Returns generated from the Fund’s undervalued investments may not adequately compensate investors for the business and financial risks assumed. The Fund may incur a substantial loss if the assets which the Investment Manager believes are undervalued are not in fact undervalued and may be forced to sell such assets at a substantial loss. In addition, the Fund may be required to hold such assets for a substantial period of time before realizing their anticipated value. Once purchased, such assets will often require additional ongoing maintenance capital from the Fund. During this period, a portion of the Fund’s funds would be committed to the assets purchased, thus possibly preventing the Fund from investing in other opportunities.
Restructuring Of Leases Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Restructuring of Leases. Under certain circumstances, including when a lessee is late in making payments or fails to make payments in full under the lease or is subject to an insolvency or reorganization proceeding, the Fund may be requested to, or it may, on its own initiative, restructure a lease. Restructuring may involve anything from a simple rescheduling of payments, a reduction of rental or other payments, or an easing of return conditions upon the termination of a lease, in each case without receiving all or any portion of the past due amounts. If any leases are restructured, the Fund expects that the reduced or deferred rental payments would be payable over all or some part of the remaining term of the lease or through an extension of the lease. The Fund may have no alternative but to agree to such rental reductions in the event no viable substitute lessee is available. The Fund may be unable to agree upon acceptable terms for some or all of the requested restructurings and as a result may exercise its remedies under those leases. If the SPV, in the exercise of its remedies, repossesses the aircraft, there is no assurance that it will be able to re-lease the aircraft promptly or at favorable rates. Restructurings with some lessees may occur. The terms and conditions of possible lease restructurings may result in significant reductions of rental payments and adversely impact the returns of the Fund.

Jurisdictional Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Jurisdictional Risk. An SPV may lease Aviation Assets to operators and airlines located in countries that have less developed economies and legal systems that are more vulnerable to economic and political problems, such as civil disturbances, government instability, nationalization and expropriation of private assets, the imposition of taxes or other charges by governments and significant fluctuations in gross domestic product, interest rates and currency exchange rates. The resulting instability may adversely affect the ability of operators and airlines which operate in those markets to meet their lease obligations, and those operators and airlines may be more likely to default than operators and airlines that operate in developed economies. Further, lessors may have difficulty enforcing their rights under leases in those jurisdictions. Such factors, among others, may adversely affect the Fund’s investments in certain jurisdictions and negatively impact the Fund’s returns.

Maintenance Of Aircraft During Lease Term; Funding Of Maintenance; Maintenance Reserves Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Maintenance of Aircraft During Lease Term; Funding of Maintenance; Maintenance Reserves. Under the leases to which the Fund will be exposed, the relevant lessee is generally primarily responsible for maintaining the aircraft and complying with all governmental requirements applicable to the lessee and the aircraft including operational, maintenance, and registration requirements and Airworthiness Directives (as defined below). Failure of a lessee to perform required maintenance with respect to an aircraft during the term of a lease could result in a diminution in value of such aircraft’s parts upon termination of such lease. A continuous failure by a lessee to meet its maintenance obligations under the relevant lease (i) could result in a grounding of the aircraft; (ii) in the event of a re-leasing of the aircraft, could cause the Fund to incur integration and other costs, which may be substantial, in restoring the aircraft to an acceptable maintenance condition; (iii) could result in a lower rental rate or shorter term under any new lease to which the aircraft may be subject following repossession of the aircraft; and (iv) would be likely to adversely affect the value of the aircraft.
Actual rental and maintenance payments by lessees and other cash that the Fund receives may be significantly less than projected as a result of numerous factors, including defaults by lessees and the Fund’s possible inability to obtain satisfactory maintenance provisions in lease agreements. In some cases, a lessee may be entitled to substitute a letter of credit for maintenance reserve payments. Some leases do not provide for any maintenance reserve payments or letters of credit to be made or pledged, as the case may be, by lessees as security for their maintenance obligations, and there can be no assurance that future lease agreements will contain such requirements. Maintenance reserves may be insufficient to cover the scheduled maintenance expenses they are intended to fund. In addition, maintenance reserves may cover certain, but not all, scheduled maintenance requirements. Also, there can be no assurance that lessees will meet their obligations to pay maintenance reserves or perform required scheduled maintenance. If lessees fail to meet their obligation to fund reserves or perform required scheduled maintenance, the Fund may be required to make such payments which may adversely affect the investors’ investment in the Fund.

Potential Additional Operating Costs Could Negatively Impact The Fund’s Ability To Make Payments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Additional Operating Costs Could Negatively Impact the Fund’s Ability to Make Payments. Those costs include: (i) the costs of casualty and liability insurance and the liability costs or losses when insurance coverage has not been or cannot be obtained as required or is insufficient in amount or scope; (ii)the costs of licensing, exporting or importing an aircraft, airport taxes, customs duties, air navigation charges and similar governmental or quasi-governmental impositions, which can be substantial; (iii) penalties and costs associated with the failure of lessees to keep the aircraft registered under all appropriate local requirements or obtain required governmental licenses, consents and approvals; (iv) all other costs of holding an aircraft, including storage, maintenance, ferry flights and crews; and (v) enforcement and resulting costs. The failure to pay some of these costs can result in Aircraft Liens on the aircraft and the failure to register the aircraft can result in a loss of insurance. These matters could result in the grounding of the aircraft and prevent the re-lease, sale or other use of the aircraft until the problem is cured.

Liabilities, Loss And Insurance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liabilities, Loss and Insurance. In general, operators and airlines are required under the leases to which the Fund will be exposed to indemnify the related lessor for, and insure against, liabilities arising out of use and operation of the aircraft, including third-party claims for death or injury to persons and damage to property for which the Fund may be deemed liable. Operators and airlines are also required to maintain public liability, property damage and aircraft hull insurance on the aircraft at agreed upon levels. They are not, however, required to maintain political risk insurance and there are other types of events that may or may not be insurable by an operator or airline (e.g., direct and/or indirect consequences resulting from seizure of an Aviation Asset by a government official or regulatory body in connection with alleged or actual illegal activity in respect of such Aviation Asset in the possession of a lessee irrespective of such lessee’s or the lessor’s liability therefor). The operators and airlines may, in some instances, have fleet-wide deductibles for liability insurance. Any hull insurance in respect of such claims will generally be paid to the lessee (in some circumstances up to a cap with the balance going to the lessor), in the event of a partial loss of or damage to the aircraft, to effect repairs, unless there is a total loss with respect to the aircraft in which case insurance proceeds are paid to the lessor or, in the case of liability insurance, to each of the insured parties for indemnification of third-party liabilities. In the event of a total loss, the lessor will usually be entitled to receive insurance proceeds equal to an amount agreed to at the commencement of the lease, and subject to the terms of the applicable lease, the balance of any hull insurance proceeds after deduction for all amounts due and payable by the lessee under such lease, may remain with the lessee. There can be no assurance that insurance of operators and airlines, including any available governmental supplemental coverage, will cover all types of claims that may be asserted against the Fund. Most leases require that such insurances are re-insured in the London market however any inadequate insurance coverage, default by an insurer or default by operators and airlines in fulfilling their indemnification or insurance obligations, or the lack of political risk insurance will affect the proceeds that would be received by the Fund upon an event of loss under the relevant lease agreement or upon a claim under the relevant liability insurance policy.

Liability Risk As Lessor [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liability Risk as Lessor. Under common law, the owner of an aircraft or engine may be held liable for injuries or damage to passengers or property, and such damage awards can be substantial. The legislative/judicial basis for determining liability in such instances will ordinarily be driven by the state of registration of an aircraft. Given this variance in approach to lessor liability, a jurisdictional analysis would generally be conducted prior to investing in any Aviation Asset. This analysis would set out the applicable rules, regulations and case law (as relevant) in the jurisdiction that governs liability for injuries or damage to passengers or property, with reference specifically to the lessor’s position in this regard vis-à-vis the applicable Aviation Asset. Because certain case law interpreting certain exculpatory statutory provisions on this topic provides that lessors of aircraft or engines may be liable for losses, there can be no assurance that such statutory provisions would fully protect the lessor and the Fund from all liabilities in connection with any losses that may be caused by any aircraft or engine it owns. Therefore, each lessee typically will be required to indemnify the lessor (typically an SPV) or insure the lessor against, such claims by third parties. Nonetheless, there is a possibility that the lessee might not have the financial resources or insurance to fulfill its indemnity obligations.
Certain non-U.S. jurisdictions may impose strict liability upon an owner of an aircraft or an engine. Such liability may apply with respect to claims of passengers, employees or third parties for death, injury and/or damages to public or private property (including consequences of terrorist attacks) or environmental damages. As described above, operators and airlines may be unable or unwilling to indemnify the Fund, resulting in losses to the Fund. The scope and amount of insurance coverage available to airlines for liability to third persons may decrease while the premiums for such third-party risk insurance may simultaneously or otherwise increase. This situation may result in the operators and airlines or the Fund not obtaining sufficient insurance coverage to cover all types of claims that may be asserted against the operators and airlines or the Fund. Such insufficient insurance coverage amounts or defaults by operators and airlines in fulfilling their indemnification or insurance obligations or the lack of third-party liability insurance may increase the loss amounts for which the operators and airlines or the Fund are ultimately liable.
The Investment Manager will typically require lessees to maintain those types of insurance customary and appropriate in the air transportation industry, including comprehensive liability insurance and aircraft hull insurance and, where relevant, to have such insurances re-insured in the London market. There can be no assurance that lessees’ insurance will cover all types of claims that may be asserted against the Fund. Any inadequate insurance coverage, default by an insurer or default by lessees in fulfilling their indemnification or insurance obligations will negatively affect the proceeds that would be received by the Fund upon an event of loss under the respective leases or upon a claim under the relevant liability insurance.

Effect Of Airworthiness Directives And Operating Restrictions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Effect of Airworthiness Directives and Operating Restrictions. The maintenance and operation of aircraft and engines are strictly regulated in the United States by the Federal Aviation Administration, in Europe by the European Aviation Safety Agency and in other jurisdictions by similar governmental authorities. These rules and regulations govern such matters as certification, registration, inspection, operation and maintenance procedures, personnel certification and record keeping. In addition to the general aviation authority regulations and requirements regarding maintenance of the aircraft, aircraft may be subject to further maintenance or modification requirements imposed by airworthiness directives (“Airworthiness Directives”) issued by aviation authorities and service bulletins issued by aircraft manufacturers (“Service Bulletins”). Airworthiness Directives and Service Bulletins typically set forth particular special maintenance actions or modifications to certain aircraft types or series of specific aircraft that must be implemented if the aircraft is to remain in service. Alternatively, the Airworthiness Directive may require the lessee to make more frequent inspections of the asset or particular parts. The costs of compliance with Airworthiness Directives and Service Bulletins, particularly those requiring replacement of limited life parts, can be substantial. Future regulatory changes may also increase the cost of operating and/or maintaining aircraft and engines, which may adversely affect their residual value and the profitability of the Fund, as can the failure of a lessee to comply with the maintenance provisions as set forth in the lease. The cost of compliance with such requirements may be significant.
Each lessee generally is responsible for complying with all or a substantial portion of Airworthiness Directives and Service Bulletins applicable to its aircraft and is required to maintain the aircraft’s airworthiness. However, if a lessee fails to satisfy its obligations, or if the Fund has obligations as to contributions towards the cost of compliance with Airworthiness Directives (usually over a certain threshold as agreed in the lease) or to take other actions required to maintain its certificate of airworthiness or other manufacturer requirements in respect of an aircraft or if an aircraft is not subject to a lease, at the time such modifications are required, the Fund may have to bear the cost of such compliance.
In addition, most countries’ aviation laws require aircraft to be maintained under an approved maintenance program having defined procedures and intervals for inspection, maintenance and repair. To the extent that the Fund’s aircraft are off lease or a lessee defaults in effecting such compliance, the Fund will be required to comply with such requirements at its expense.

Requirement For Certain Licenses And Approvals Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Requirement for Certain Licenses and Approvals. Some lease or sale transactions may require that the Fund and/or the lessee obtain licenses, consents or approvals from governmental or other regulatory authorities with respect to the importing, exporting and deregistration of aircraft. Subsequent changes in applicable law or administrative practice may increase such requirements. In addition, governmental consent, once given, might be withdrawn or expire without renewal. The Fund may have difficulty acquiring the licenses, consents or approvals needed in connection with aircraft leasing or sale. Any of these events could adversely affect the Fund’s ability to lease or sell aircraft and could negatively affect the Fund’s ability to make distributions to investors.

Registration Of Aircraft Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Registration of Aircraft. Appropriate registration of aircraft is an absolute requirement and is a material obligation of both the lessee and the holder of title of an aircraft and an indispensable precondition for operating the aircraft. If an aircraft were to be operated without valid registration, the lessee operator or, in some cases, the owner or lessor (such as the Fund) might be subject to penalties, which could constitute or result in a lien being placed on such aircraft. Lack of registration could also restrict the ability of the owner or lessee to operate the aircraft, negatively affect insurance premiums or cause the loss of insurance. The foregoing adverse effects could cause lessees to incur higher costs and to generate lower net revenues, resulting in an adverse impact on their financial conditions, affecting lessees’ ability to make rental and other lease payments to the Fund.

Failure To Discharge Aircraft Liens Appropriately Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Failure to Discharge Aircraft Liens Appropriately. In the normal course of business, liens that secure the payment of airport fees and taxes, custom duties, fuel liens, air navigation charges (including charges imposed by Eurocontrol), landing charges, crew wages, maintenance charges, salvage or other liens (“Aircraft Liens”) are likely, depending on the jurisdiction, to attach to the aircraft (or, if applicable, to the engines separately). Aircraft Liens may secure substantial sums that may, in certain jurisdictions or for limited types of Aircraft Liens (particularly fleet liens), exceed the value of the particular aircraft to which the Aircraft Liens have attached. In some jurisdictions, Aircraft Liens may give the holder thereof the right to detain or, in limited cases, sell or cause the forfeiture of the aircraft (or, if applicable, to the engines separately). In some cases, it may be difficult to obtain “clear title” to the assets acquired (including all aircraft documentation) unless an expensive title search is undertaken prior to acquisition. Such Aircraft Liens or clouded title could, until discharged, impair the SPV’s ability to repossess or sell aircraft. Although the financial obligations relating to these Aircraft Liens are the responsibilities of the lessees, if lessees fail to fulfill their obligations, Aircraft Liens may attach to the SPV’s aircraft and ultimately become the SPV’s, responsibility. In some jurisdictions, Aircraft Liens may give the holder thereof the right to detain or, in limited cases, sell or cause the forfeiture of the aircraft (or, if applicable, to the engines separately). Until they are discharged, the Aircraft Liens described above could impair the SPV’s ability to repossess, re-lease, sell or otherwise dispose of the aircraft. The Fund cannot provide assurance that the lessees will comply with their obligations under the leases to discharge Aircraft Liens arising during the terms of the leases. In such cases, the SPV may find it necessary to pay the claims secured by such liens in order to repossess the aircraft or to obtain the aircraft or engines from a party holding a lien in respect thereof.

Non-Diversified Status Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversified Status Risk. Because the Fund is classified as “non-diversified” under the 1940 Act, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. As a result, the Fund will be more susceptible than a diversified fund to fluctuations in the prices of securities of a single issuer.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk. The Fund’s use of leverage creates the opportunity for increased net income to Shares, but also creates special risks for shareholders. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. If shorter-term interest rates rise relative to the rate of return on the Fund’s portfolio, the interest and other costs to the Fund of leverage (including interest expenses on borrowings) could exceed the rate of return on the debt obligations and other investments held by the Fund, thereby reducing returns to shareholders. In addition, fees and expenses of any form of leverage used by the Fund will be borne entirely by the shareholders and will reduce the investment return of the Shares. Therefore, the Fund’s use of leverage may result in losses. Leverage creates several major types of risks for shareholders, including:
•The likelihood of greater volatility of NAV of Shares, and of the investment return to shareholders, than a comparable portfolio without leverage;
•The possibility either that dividends will fall if the interest and other costs of leverage rise, or that dividends paid on Shares will fluctuate because such costs vary over time; and
•The effects of leverage in a declining market or a rising interest rate environment, as leverage is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged.
•If the costs of any leverage used by the Fund exceed the income from portfolio securities acquired through the use of such leverage, the Fund’s NAV would decline. A decline in the Fund’s NAV could affect the ability of the Fund to pay dividends or make distributions to shareholders. A failure by the Fund to distribute an adequate proportion of its net investment income in the form of dividends each taxable year would result in the Fund ceasing to qualify as a RIC under the Code. See “Tax Matters” below for additional information. Also, the counterparties to the Fund’s leveraging transactions will have priority of payment over the Fund’s shareholders.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk. A high portion of the securities in which the Fund invests will be less liquid, and more difficult to value than other types of securities, including due to unavailability or unreliability of third-party pricing. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. See “How Fund Shares Are Priced.” Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.
Certain factors that may be considered in determining the fair value of the Fund’s investments include dealer quotes for securities traded on the OTC secondary market for institutional investors, the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to selected publicly traded companies, discounted cash flow and other relevant factors. The factors and methodologies used for the valuation of such securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can realize the fair value assigned to a security if it were to sell the security. Such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, and they often reflect only periodic information received by the Investment Manager about such companies’ financial condition and/or business operations, which may be on a lagged basis and can be based on estimates. Determinations of fair value may differ materially from the values that would have been used if an exchange-traded market for these securities existed. Investments in private companies are typically governed by privately negotiated credit agreements and covenants, and reporting requirements contained in the agreements may result in a delay in reporting their financial position to lenders, which in turn may result in the Fund’s investments being valued on the basis of this reported information. The Investment Manager may not be able to acquire and/or evaluate properly such information on a daily basis. Due to these various factors, the Investment Manager’s fair value determinations could cause the Fund’s NAV on a valuation day to materially differ from what it would have been had such information been fully incorporated. As a result, investors who purchase Shares may receive more or less Shares and investors who tender their Shares may receive more or less cash proceeds than they otherwise would receive.
Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk. Certain of the Fund’s investments in Aviation-Backed Debt and Leased Assets may not be readily sold at the desired time or price, and may be sold at a lower price or may not have a sufficient market to be sold at all. Aviation-Backed Debt and Leased Assets are not generally traded on recognized exchange markets. Instead, they are typically traded by banks and other institutional investors participating in the loan markets, or between aircraft lessors, institutions and other aircraft owners in the case of leases. The liquidity of, and therefore the ability to sell, the Fund’s investments in Aviation-Backed Debt and Leased Assets will therefore depend on the liquidity of these markets. Trading in loans is subject to delays as transfers may require extensive documentation, the payment of significant fees and the consent of the agent bank or underlying obligor. Trading aircraft leases is subject to novation procedures which vary in time depending on jurisdictions and engagement of relevant parties including lessees. In addition, certain leasing and loan investments may be subject to legal or contractual restrictions or requirements that limit the Fund’s ability to transfer them or sell them for cash. As a result, the Fund’s investments may be illiquid and there can be no assurance that the Fund will be able to realize investments at attractive prices or otherwise be able to effect a successful realization or exit strategy. It may also not be possible to establish their current value at any particular time. The lack of liquidity in the Fund’s asset portfolio may significantly impede the Fund’s ability to respond to adverse changes in the performance of its assets and may adversely affect the value of an investment in the Fund.
Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. The prices of such investments may experience significant volatility, make it more difficult for the Fund to transact significant amounts of such investments without an unfavorable impact on prevailing market prices. The nature of the Fund’s investments in aircraft-backed loans and leased aircraft typically requires a long holding period prior to profitability. Illiquid and relatively less liquid investments may be harder to value. The risks associated with illiquid instruments may be particularly acute in situations in which the Fund’s operations require cash (such as in connection with repurchase offers) and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid instruments. See “Risks of the Fund —Repurchase Offer Risk.” It may also be the case that other market participants may be attempting to liquidate fixed income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. See “Risks of the Fund—Valuation Risk.”

Distribution Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distribution Rate Risk. The Fund’s distribution rates may be affected by numerous factors, including but not limited to changes in realized and projected market returns, fluctuations in market interest rates, Fund performance, and other factors. There can be no assurance that a change in market conditions or other factors will not result in a change in the Fund’s distribution rate or that the rate will be sustainable in the future. For instance, during periods of low or declining interest rates, the Fund’s distributable income and dividend levels may decline for many reasons.
For example, the Fund may have to deploy uninvested assets (whether from sales of Shares, proceeds from matured, traded or called debt obligations or other sources) in new, lower yielding instruments. Additionally, payments from certain instruments that may be held by the Fund (such as variable and floating rate securities) may be negatively impacted by declining interest rates, which may also lead to a decline in the Fund’s distributable income and dividend levels.
New Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board if it determines that liquidation is in the best interest of shareholders. As a result, the timing of the Fund’s liquidation may not be favorable.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk. The skill of the Investment Manager plays a significant role in the Fund’s ability to achieve its investment objective. The Fund’s ability to achieve its investment objective depends on the ability of the Investment Manager to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods. The Fund’s ability to achieve its investment objective depends on the ability of the Investment Manager to select securities, especially in volatile markets and the Investment Manager could be incorrect in its analysis of industries, companies, and the relative attractiveness of securities.
◦The Investment Manager’s Ability to Source Investments. A number of other entities will compete with the Fund to make investments of the type that the Fund intends to make, and the Investment Manager believes that competition for investments targeted by the Fund will increase over time. The Fund will compete with public and private funds, commercial and investment banks and aircraft leasing companies. Additionally, competition for investment opportunities generally has increased among alternative investment vehicles, such as hedge funds, including with respect to investments in which the Fund intends to invest. As a result of these new entrants, competition for investment opportunities has intensified, and the Investment Manager expects this trend to continue.
Many of the Fund’s existing and potential competitors are substantially larger and have considerably greater financial, technical and marketing resources than those available to the Fund’s Investment Manager. Some competitors, such as commercial banks, may have a lower cost of funds and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and establish more relationships than the Fund. Accordingly, the Investment Manager may be unable to find a sufficient number of attractive opportunities to meet the Fund’s investment objectives.
◦Models Risk. The Investment Manager may use financial models to evaluate investment opportunities. The accuracy and effectiveness of such models cannot be guaranteed. In all cases, projections are only estimates of future results which are based upon assumptions made at the time that the projections are developed. Projections are inherently uncertain and subject to factors beyond the control of the Investment Manager and the investment in question. The inaccuracy of certain assumptions, the failure to satisfy certain financial requirements and the occurrence of unforeseen events could impair the ability of the Investment Manager to realize projected values and/or cash flow in respect of an investment. Therefore, there can be no assurance that the projected results will be obtained and actual results may vary significantly from the projections. General economic and industry-specific conditions, which are not predictable, can have also an adverse impact on the reliability of projections.

Federal Income Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Federal Income Tax Risk. As discussed above, the Fund intends to elect to be taxed as a RIC and intends each year to qualify and be eligible to be treated as such, so that it generally will not be subject to U.S. federal income tax on its net investment income or net short-term or long-term capital gains that are distributed (or deemed distributed) to shareholders. To qualify for and maintain RIC tax treatment under Subchapter M of the Code, the Fund must, among other things, meet annual distribution, income source and quarterly asset diversification requirements. The Fund may have difficulty complying with these requirements. In particular, if the Fund is required to include amounts from its investments in income prior to receiving the cash distributions representing such income, the Fund may have to sell some of its investments at times and/or at prices it would not consider advantageous or forego new investment opportunities for this purpose. As a result, the Fund may have difficulty meeting the annual distribution requirement necessary to qualify for taxation as a RIC under Subchapter M of the Code. If the Fund is not able to obtain cash from other sources, the Fund may not qualify for or maintain RIC tax treatment and thus the Fund may become subject to corporate-level income tax. If the Fund does not qualify for and maintain the RIC tax treatment for any reason and is subject to corporate income tax, the resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions. In addition to potentially paying substantial taxes, we could also be required to recognize unrealized gains and make substantial distributions before re-qualifying as a RIC.
Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cyber Security Risk. Investment companies, such as the Fund, and its service providers may be subject to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or the Investment Manager, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, impede trading, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such portfolio companies to lose value.

OFAC And FCPA Considerations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
OFAC and FCPA Considerations. Economic sanction laws in the United States and other jurisdictions may prohibit the Investment Manager and the Fund from transacting with or in certain countries, as well as with certain individuals and companies. In the United States, the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”) administers and enforces laws, regulations and executive orders establishing U.S. economic and trade sanctions. Such sanctions prohibit, among other things, transactions with, and the provision of services to, certain foreign countries, territories, entities and individuals. These entities and individuals include specially designated nationals, specially designated narcotics traffickers and other parties subject to OFAC sanctions and embargo programs. In addition, certain programs administered by OFAC prohibit dealing with individuals or entities in certain countries regardless of whether such individuals or entities appear on the lists maintained by OFAC. These types of sanctions may restrict the Fund’s investment activities.
In some countries, there is a greater acceptance than in the United States of government involvement in commercial activities and of corruption. The Investment Manager seeks to comply with the U.S. Foreign Corrupt Practices Act (“FCPA”) and other anti-corruption laws, anti-bribery laws and regulations, as well as anti-boycott regulations, to which it is subject. As a result, the Fund may be adversely affected because of its unwillingness to participate in transactions that violate such laws or regulations. Such laws and regulations may make it difficult in certain circumstances for the Fund to act successfully on investment opportunities and for investments to obtain or retain business.
In recent years, the U.S. Department of Justice and the SEC have devoted greater resources to enforcement of the FCPA. In addition, the United Kingdom has recently significantly expanded the reach of its anti-bribery laws. In spite of the Investment Manager’s efforts to comply with FCPA, affiliates of an issuer, particularly in cases where the Fund does not control such issuer, could engage in activities that could result in FCPA violations. Any determination that the Fund or the Investment Manager has violated the FCPA or other applicable anti-corruption laws or anti-bribery laws could subject the Fund or the Investment Manager to, among other things, civil and criminal penalties, material fines, profit disgorgement, injunctions on future conduct, securities litigation and a general loss of investor confidence, any one of which could adversely affect the Fund’s ability to achieve its investment objective.

Privacy And Data Security Laws Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Privacy and Data Security Laws. Many jurisdictions in which the Fund and its portfolio holdings operate have laws and regulations relating to data privacy, cyber security and protection of personal information, including the General Data Protection Regulation in the European Union that went into effect in May 2018 and the California Consumer Privacy Act (“CCPA”) that took effect in January 2020 and provides for enhanced consumer protections for California residents, a private right of action for data breaches and statutory fines for data breaches or other CCPA violations. If the Fund or the Investment Manager fails to comply with the relevant laws and regulations, it could result in regulatory investigations and penalties, which could lead to negative publicity and may cause investors and clients to lose confidence in the effectiveness of the Fund’s security measures.

Common Shares Not Listed; No Market For Common Shares Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Shares Not Listed; No Market for Shares. The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in exchange-traded closed-end funds, is not a liquid investment.
Repurchase Offer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Repurchase Offer Risk. Repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund’s investments. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund’s repurchase obligations, the Fund intends, if necessary, to sell investments. To the extent the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing the Fund’s expenses and reducing any net investment income. If a repurchase offer is oversubscribed, the Fund may, but is not required to, determine to increase the amount repurchased by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all, or a given percentage of, their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV of Shares tendered in a repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Shares is determined. The Fund may charge an Early Repurchase Fee, which is equal to up to 2% of the net asset value of Shares that are repurchased to the extent that the repurchased Shares were held by the shareholder for less than one year on a first-in, first-out basis. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders.
Investment Dilution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Investment Dilution Risk. The Fund’s investors do not have preemptive rights to any Shares the Fund may issue in the future. The Fund’s Agreement and Declaration of Trust (the “Declaration of Trust”) authorizes it to issue an unlimited number of Shares. The Board may make certain amendments to the Declaration of Trust. After an investor purchases Shares, the Fund may sell additional Shares in the future or issue equity interests in private offerings. To the extent the Fund issues additional equity interests after an investor purchases its Shares, such investor’s percentage ownership interest in the Fund will be diluted.
Large Shareholder Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Large Shareholder Risk. To the extent a large proportion of Shares are held by a small number of shareholders (or a single shareholder), including affiliates of the Investment Manager, the Fund is subject to the risk that these shareholders will seek to sell Shares in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the ability of the Fund to conduct its investment program. Furthermore, it is possible that in response to a repurchase offer, the total amount of Shares tendered by a small number of shareholders (or a single shareholder) may exceed the number of Shares that the Fund has offered to repurchase. If a repurchase offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each shareholder. However, the Fund may determine to increase the repurchase offer by up to 2% of the Fund’s outstanding Shares as of the date of the Repurchase Request Deadline. If the Fund repurchases only a pro rata portion of shares tendered in connection with an oversubscribed repurchase offer, shareholders unaffiliated with the Investment Manager will not be given priority over shareholders that are affiliates of the Investment Manager, whose holdings in the Fund may be significant and may have the effect of diluting third-party shareholders with respect to any repurchase offer.
Investor Class [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.25%
Interest Expenses on Borrowings [Percent]	0.00%
Distribution/Servicing Fees [Percent]	0.75%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.77%
Total Annual Expenses [Percent]	2.77%
Waivers and Reimbursements of Fees [Percent]	0.02%
Net Expense over Assets [Percent]	2.75%
Expense Example, Year 01	$ 20
Expense Example, Years 1 to 3	63
Expense Example, Years 1 to 5	109
Expense Example, Years 1 to 10	$ 235
Other Transaction Fees Basis, Maximum [Percent]	2.00%
Institutional Class [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.25%
Interest Expenses on Borrowings [Percent]	0.00%
Distribution/Servicing Fees [Percent]	0.25%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.77%
Total Annual Expenses [Percent]	2.27%
Waivers and Reimbursements of Fees [Percent]	0.02%
Net Expense over Assets [Percent]	2.25%
Expense Example, Year 01	$ 23
Expense Example, Years 1 to 3	71
Expense Example, Years 1 to 5	121
Expense Example, Years 1 to 10	$ 260
Other Transaction Fees Basis, Maximum [Percent]	2.00%
Supra Institutional Class [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.25%
Interest Expenses on Borrowings [Percent]	0.00%
Distribution/Servicing Fees [Percent]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.77%
Total Annual Expenses [Percent]	2.02%
Waivers and Reimbursements of Fees [Percent]	0.02%
Net Expense over Assets [Percent]	2.00%
Expense Example, Year 01	$ 28
Expense Example, Years 1 to 3	86
Expense Example, Years 1 to 5	146
Expense Example, Years 1 to 10	$ 310
Other Transaction Fees Basis, Maximum [Percent]	2.00%
Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Shares
Security Dividends [Text Block]	Fund shareholders will be entitled to the payment of dividends and other distributions when, as and if declared by the Board.
Security Voting Rights [Text Block]	The Fund does not intend to hold annual meetings of shareholders. If the Fund does hold a meeting of shareholders, Shares of the Fund entitle their holders to one vote for each share held and a proportionate fractional vote for each fractional share held.
Security Liquidation Rights [Text Block]	Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities, and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the Fund’s shareholders.
Security Preemptive and Other Rights [Text Block]	All Shares have equal rights to the payment of dividends and the distribution of assets upon liquidation. Shares will, when issued, be fully paid and non-assessable, and will have no preemptive rights, rights to cumulative voting or, unless authorized by the Trustees, conversion rights.
Security Obligations of Ownership [Text Block]
The Declaration of Trust authorizes the issuance of an unlimited number of Shares. Shares will be issued with no par value per share. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses,” above. See also “The Distributor and the Distribution and Shareholder Service Plan,” above.